1933 Act File No. 333-90392
                                                     1940 Act File No. 811-21118

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933.....        X
                                                                  -----

Pre-Effective Amendment No.   1  ...........................        X
                            -----                                 -----

Post-Effective Amendment No.      ..........................
                             -----                                -----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
                                                                  -----

Amendment No. __1___........................................        X
                -                                                 -----

                          GOLDEN OAK(R) FAMILY OF FUNDS

               (Exact name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15232-7010
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                                    John McGonigle
                              Federated Investors Tower
                                 1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:   As soon as possible after the
                                                ------------------------------
effectiveness of the Registration Statement.
--------------------------------------------

Pursuant to the provisions of Rule 24f-2 of the Investment Company Act of 1940, Registrant hereby elects to register an indefinite number of shares.

                         Amendment Pursuant to Rule 473

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a), may determine.

                                   Copies To:

                          Matthew G. Maloney, Esquire
                     Dickstein Shapiro Morin & Oshinsky, LLP
                               2101 L Street, NW
                              Washington, DC 20037





                          GOLDEN OAK(R) FAMILY OF FUNDS
                                   PROSPECTUS


                                  July 9, 2002


                          GOLDEN OAK(R) GROWTH PORTFOLIO
                          GOLDEN OAK(R) VALUE PORTFOLIO
                     GOLDEN OAK(R) SMALL CAP VALUE PORTFOLIO
                   GOLDEN OAK(R) INTERNATIONAL EQUITY PORTFOLIO
                 GOLDEN OAK(R) INTERMEDIATE-TERM INCOME PORTFOLIO
                  GOLDEN OAK(R) MICHIGAN TAX FREE BOND PORTFOLIO
              GOLDEN OAK(R) PRIME OBLIGATION MONEY MARKET PORTFOLIO

                    Institutional Shares and Class A Shares

                                   Advised by
                          CB CAPITAL MANAGEMENT, INC.
                  (A WHOLLY-OWNED SUBSIDIARY OF CITIZENS BANK)

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.









Not FDIC Insured  <143>  May Lose Value  <143>  No Bank Guarantee


                             About This Prospectus

The Golden Oak(R) Family of Funds (the "Trust") is a mutual fund family that offers different classes of shares in separate investment portfolios (Portfolios). The Portfolios have individual investment goals and strategies. This prospectus gives you important information about the Institutional Shares and Class A Shares of the Portfolios that you should know before investing. Please read this prospectus and keep it for future reference.

Institutional and Class A Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

      Institutional Shares
o     No sales charge
o     No 12b-1 fees
o     $1,000,000 minimum initial investment

      Class A Shares
o     Front-end sales charge
o     12b-1 fees
o     $1,000 minimum initial investment


This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Portfolios. For more detailed information about each Portfolio, please see:



                                                            Page
   GOLDEN OAK(R)GROWTH PORTFOLIO.............................6
   GOLDEN OAK(R)VALUE PORTFOLIO..............................9
   GOLDEN OAK(R)SMALL CAP VALUE PORTFOLIO....................12
   GOLDEN OAK(R)INTERNATIONAL EQUITY PORTFOLIO...............15
   GOLDEN OAK(R)INTERMEDIATE-TERM INCOME PORTFOLIO...........19
   GOLDEN OAK(R)MICHIGAN TAX FREE BOND PORTFOLIO.............22
   GOLDEN OAK(R)PRIME OBLIGATION MONEY MARKET PORTFOLIO......26
   MORE INFORMATION ABOUT RISK..............................29
   MORE INFORMATION ABOUT PORTFOLIO INVESTMENTS.............33
   ADVISER AND SUB-ADVISERS ................................33
   PORTFOLIO MANAGERS.......................................35
   PURCHASING, SELLING AND EXCHANGING PORTFOLIO SHARES......36
   HOW TO PURCHASE PORTFOLIO SHARES.........................37
   HOW TO SELL YOUR PORTFOLIO SHARES                        41
   HOW TO EXCHANGE YOUR SHARES                              45
   DISTRIBUTION OF PORTFOLIO SHARES.........................46
   DIVIDENDS AND DISTRIBUTIONS .............................47
   TAXES....................................................47
   FINANCIAL HIGHLIGHTS.....................................48
   HOW TO OBTAIN MORE INFORMATION ABOUT THE
      GOLDEN OAK(R)FAMILY OF FUNDS...........................Back Cover



Risk/Return information common to the Portfolios

Each Portfolio is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Portfolio has its own investment goal and strategies for reaching that goal. The investment managers invest Portfolio assets in a way that they believe will help each Portfolio achieve its goal. Still, investing in each Portfolio involves risk and there is no guarantee that a Portfolio will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Portfolio, just as you could with other investments. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

The value of your investment in a Portfolio (other than the Golden Oak(R) Prime Obligation Money Market Portfolio) is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Portfolio owns and the markets in which they trade. The effect on a Portfolio of a change in the value of a single security will depend on how widely the Portfolio diversifies its holdings.

The Golden Oak(R) Prime Obligation Money Market Portfolio tries to maintain a constant price per share of $1.00, but there is no guarantee that the Portfolio will achieve this goal.


Portfolio History

Each of the Portfolios has been established as part of an Agreement and Plan of Reorganization ("Reorganization Plan"). The Reorganization Plan contemplates that each Portfolio will be the successor to a corresponding portfolio of the Golden Oak Family of Funds, which are portfolios of The Arbor Fund, a Massachusetts business trust (each a "Former Portfolio" and collectively, the "Former Portfolios"). The Reorganization Plan is subject to approval of shareholders of each Former Portfolio at meetings scheduled for August 21, 2002. Each Portfolio will not have investment operations and will not offer its Shares to the general public under this Prospectus unless and until the Reorganization Plan is approved by the shareholders of its corresponding Former Portfolio and the transactions contemplated by the Reorganization Plan take place ("Closing Date"). The Closing Date is scheduled to take place on August 23, 2002. The shareholder meeting date and Closing Date are subject to change. Assuming the Reorganization Plan is approved and is consummated, each Portfolio will be the successor to the corresponding Former Portfolio's performance and financial history, and the "Performance Information" sub-section for each Portfolio, which reflects the historical performance of the corresponding Former Portfolio for the periods presented prior to the Closing Date, will represent past performance for the successor Portfolios. Each successor Portfolio has investment objectives and policies that are identical or substantially similar to those of the corresponding Former Portfolio, although each Former Portfolio has different fee and expense arrangements. Each successor Portfolio will, at least initially be managed by the investment adviser (and sub-adviser, if applicable) which currently manages the corresponding Former Portfolio.


Golden Oak(R) Growth Portfolio

Portfolio Summary

Investment Goal                          Total return
Investment Focus                         Large capitalization U.S. common stocks
Share Price Volatility                   Medium
Principal Investment Strategy            Investing in common stocks of
                                         established U.S. companies that
                                         demonstrate positive sustainable
                                         earnings growth
Investor Profile                         Investors who seek total return and
                                         are willing to bear the risk of
                                         investing in equity securities

Investment Strategy

The Portfolio invests primarily in common stocks of established U.S. companies with large market capitalizations (in the upper 90% of the Russell 1000 Growth Index at time of purchase). The Adviser has engaged Nicholas-Applegate Capital Management as sub-adviser (Sub-Adviser) to manage the Portfolio on a day-to-day basis. In choosing investments for the Portfolio, the Sub-Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of computer-intensive systematic disciplines and traditional fundamental research to uncover signs of "change at the margin," i.e., positive business developments which are not yet fully reflected in a company's stock price. The Sub-Adviser searches for successful, improving companies that are managing change advantageously and poised to exceed expectations.

The Sub-Adviser may sell a stock if the reason for its original purchase changes (i.e., earnings deceleration, negative changes in expectations, decline fundamental quality) or a better stock is identified. Due to its investment strategy, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Portfolio will notify shareholders in advance of any change in its investment policies that would enable the Portfolio to invest, under normal market conditions, less than 80% of the value of its net assets plus the amount of any borrowings for investment of purposes in equity securities.

Principal Risks of Investing

Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

The Portfolio is also subject to the risk that large capitalization growth stocks may underperform other segments of the equity market or the equity market as a whole.



Performance Information

The following Bar Chart and Performance Table reflect historical performance data for the corresponding Former Portfolio prior to its contemplated reorganization into the Golden Oak(R) Growth Portfolio. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Former Portfolio. Of course, the Former Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows changes in the performance of the Former Portfolio's Institutional Shares from year to year.*

1994            (2.20)%
1995            14.90%
1996            22.48%
1997            28.88%
1998            42.51%
1999            53.38%
2000           (19.60)%
2001           (28.14)%

    Best Quarter       Worst Quarter
       36.96%             (27.06)%
     (12/31/99)          (3/31/01)
* The performance information is shown for the calendar year. The Former Portfolio's performance from 1/1/02 to 6/30/02 was (16.84)%.



Average Annual Total Returns

This table compares the corresponding Former Portfolio's average annual total returns for the periods ended December 31, 2001 to those of the Russell 1000 Growth Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the Institutional Shares. After-tax returns for other classes will vary.

Golden Oak(R)Growth Portfolio                        1 Year   5 Years     Since
                                                                       Inception
--------------------------------------------------------------------------------
Return Before Taxes
   Institutional Shares                            (28.14)%  10.23%    10.08%*
   Class A Shares                                  (32.46)%   8.63%     9.99%**
Return After Taxes on Distributions
   Institutional Shares                            (28.51)%   5.74%     6.82%*
Return After Taxes on Distributions and Sale of
   Shares
  Institutional Shares                             (16.79)%   7.62%     7.60%*
Russell 1000 Growth Index (reflects no deduction   (20.42)%   8.27%    12.04%***
   for fees, expenses, or taxes)

*Since February 1, 1993.
--------------------------------------------------------------------------------
**Since June 18, 1993.
***Since February 28, 1993.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Portfolio's investment risks are balanced by its potential returns.


SIMPLY SPEAKING...

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 1000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of the 1000 largest U.S. companies with higher growth rates and price-to-book ratios.

Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio's Institutional Shares or Class A Shares.


Shareholder Fees (fees paid directly from your investment)
                                                       Institutional  Class
                                                       Shares            A
Shareholder Fees                                                       Shares
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as   None      5.75%
a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage  None      None
of original purchase price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed on Reinvested      None      None
Dividends (and other Distributions) (as a percentage
of offering price)
Redemption Fee (as a percentage of amount redeemed,    None      None
if applicable)
Exchange Fee                                           None      None

Annual Fund Operating Expenses
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                         0.74%     0.74%
Distribution (12b-1) Fee                               None      0.25%
Shareholder Services Fee                               None      None
Other Expenses                                         0.35%     0.35%
Total Annual Fund Operating Expenses                   1.09%     1.34%
--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Porfolio's Institutional Shares and Class A Shares with the cost of investing in other mutual funds.
  The Example assumes that you invest $10,000 in the Portfolio's Institutional Shares and Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's Institutional Shares and Class A Shares operating expenses are as shown in the table remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                          1         Years    5        10
Share Class Name          Year    3          Years    Years
Institutional Shares :    $111    $347       $601     $1,329

Class A Shares:           $704    $975       $1,267   $2,095

Golden Oak(R) Value Portfolio
--------------------------------------------------------------------------------

Portfolio Summary

Investment Goal                          Long-term capital appreciation
Investment Focus                         Medium to large capitalization U.S.
                                         common stocks
Share Price Volatility                   Medium
Principal Investment Strategy            Investing in common stocks which are
                                         undervalued relative to a company's
                                         earnings
Investor Profile                         Investors who seek long term capital
                                         appreciation and who are willing to
                                         bear the risks of investing in equity
                                         securities

Investment Strategy

The Portfolio invests primarily in common stocks of established U.S. companies with medium to large market capitalizations (in excess of $3 billion at time of purchase). The Adviser has engaged Systematic Financial Management, L.P. as sub-adviser (Sub-Adviser) to manage the Portfolio on a day-to-day basis. In choosing investments for the Portfolio, the Sub-Adviser invests in companies which it believes are undervalued relative to a company's historic and expected earnings. The Sub-Adviser makes investments in these companies based on its fundamental research an analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates, market position of the company and industry outlook. The Sub-Adviser also looks for "catalysts" which could positively or negatively affect prices of current and potential Portfolio companies.

The Portfolio will notify shareholders in advance of any change in its investment policies that would enable the Portfolio to invest, under normal market conditions, less than 80% of the value of its net assets plus the amount of any borrowing for investment purposes in equity securities.

Principal Risks of Investing

Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

The medium capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium sized companies may have limited product lines, markets and financial resources, and may depend on a relatively small management group. Therefore, medium capitalization stocks may be more volatile than those of larger companies.

The Portfolio is also subject to the risk that medium to large capitalization value stocks may underperform other segments of the equity market or the equity market as a whole.

Performance Information

The following Bar Chart and Performance Table reflect historical performance data for the corresponding Former Portfolio prior to its contemplated reorganization into the Golden Oak(R) Value Portfolio. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Former Portfolio. Of course, the Former Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The periods prior to June 23, 1997, when the Former Portfolio began operating as a registered mutual fund, represent the performance of the Adviser's similarly managed predecessor common trust fund. The Sub-Adviser used substantially the same management strategies to manage the Former Portfolio as the Adviser used to manage the common trust fund. This past performance has been adjusted to reflect current expenses for the Institutional Shares of the Former Portfolio. The Adviser's common trust fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Former Portfolio.
If it had been, the common trust fund's performance might have been lower.


This bar chart shows changes in the performance of the Former Portfolio's Institutional Shares from year to year.*

1992            7.82%
1993            8.96%
1994           (3.27)%
1995           33.12%
1996           22.21%
1997           30.38%
1998            6.18%
1999           19.04%
2000            3.68%
2001          (11.62)%

    Best Quarter       Worst Quarter
       15.27%             (17.06)%
     (12/31/98)          (9/30/98)
* The performance information is shown for the calendar year. The Former Portfolio's performance from 1/1/02 to 6/30/02 was (6.09)%.


Average Annual Total Returns

This table compares the corresponding Former Portfolio's average annual total returns for the periods ended December 31, 2001 to those of the Russell 1000 Value Index.

The Former Portfolio's after-tax returns in this table only reflect the periods after the Former Portfolio began operating as a registered mutual fund. The returns shown do not reflect the performance of the predecessor common trust fund. It is not possible to reflect the tax impact on the common trust fund's performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the Institutional Shares. After-tax returns for other classes will vary.

Golden Oak(R) Value Portfolio                              1 Year      Since
                                                                   Inception
------------------------------------------------------------------------------
Return Before Taxes
  Institutional Shares                                 (11.62)%     5.49%*
  Class A Shares                                       (16.97)%     3.81%*
Return After Taxes on Distributions
  Institutional Shares                                 (12.84)%     2.72%*
Return After Taxes on Distributions and Sale of Shares
  Institutional Shares                                  (6.85)%    3.67%**
Russell 1000 Value Index (reflects no deduction for    (12.45)%     8.45%
fees, expenses, or taxes)

*Since June 23, 1997.
--------------------------------------------------------------------------------
**Since June 30, 1997.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Portfolio's investment risks are balanced by its potential returns.


SIMPLY SPEAKING...

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of the 1000 largest U.S. companies with lower growth rates and price-to-book ratios.

Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio's Institutional Shares or Class A Shares.


Shareholder Fees (fees paid directly from your investment)
                                                       InstitutionalClass
                                                       Shares    A
Shareholder Fees                                                Shares
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as   None      5.75%
a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage  None      None
of original purchase price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed on Reinvested      None      None
Dividends (and other Distributions) (as a percentage
of offering price)
Redemption Fee (as a percentage of amount redeemed,    None      None
if applicable)
Exchange Fee                                           None      None

Annual Fund Operating Expenses
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                         0.74%     0.74%
Distribution (12b-1) Fee                               None      0.25%
Shareholder Services Fee                               None      None
Other Expenses                                         0.33%     0.33%
Total Annual Fund Operating Expenses                   1.07%     1.32%
--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Porfolio's Institutional Shares and Class A Shares with the cost of investing in other mutual funds.
  The Example assumes that you invest $10,000 in the Porfolio's Institutional Shares and Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Porfolio's Institutional Shares and Class A Shares operating expenses are as shown in the table remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
                          1         Years    5        10
Share Class Name          Year    3          Years    Years
Institutional Shares:     $109    $340       $590     $1,306

Class A Shares:           $702    $969       $1,257   $2,074

Golden Oak(R) Small Cap Value Portfolio
--------------------------------------------------------------------------------

Portfolio Summary

Investment Goal                          Long-term capital appreciation
Investment Focus                         Small capitalization U.S. common stocks
Share Price Volatility                   High
Principal Investment Strategy            Investing in common stocks of small
                                         companies which are undervalued
                                         relative to a company's cash flow
Investor Profile                         Investors who seek long term capital
                                         appreciation and who are willing to
                                         bear the risks of investing in small
                                         cap stocks

Investment Strategy

The Portfolio invests primarily in common stocks of U.S. companies with small capitalizations (less than $2 billion at time of purchase). The Adviser has engaged Systematic Financial Management, L.P. as sub-adviser (Sub-Adviser) to manage the Portfolio on a day-to-day basis. In choosing investments for the Portfolio, the Sub-Adviser invests in companies that are generating cash flow, have low levels of debt and which it believes are undervalued relative to a company's ability to generate cash flows. The Sub-Adviser makes investments in these companies based on its fundamental research and analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates, market position of the company and industry outlook. The Sub-Adviser also looks for "catalysts" which could positively or negatively affect prices of current and potential Portfolio companies.

The Portfolio will notify shareholders in advance of any change in its investment policies that would enable the Portfolio to invest, under normal market conditions less than 80% of the value of its net assets plus the amount of borrowings for investment purposes in small cap equity securities.

Principal Risks of Investing

Since it purchases common stocks, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

The smaller capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Portfolio is also subject to the risk that small capitalization value stocks may underperform other segments of the equity market or the equity market as a whole.

Performance Information

The following Bar Chart and Performance Table reflect historical performance data for the corresponding Former Portfolio prior to its contemplated reorganization into the Golden Oak(R) Small Cap Value Portfolio. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Former Portfolio. Of course, the Former Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows changes in the performance of the Former Portfolio's Institutional Shares for one year.*

2000           22.82%
2001           20.69%

    Best Quarter       Worst Quarter
       18.15%             (10.94)%
     (12/31/01)          (9/30/01)


* The performance information is shown for the calendar year. The Former Portfolio's performance from 1/1/02 to 6/30/02 was 2.66%.


Average Annual Total Returns

This table compares the corresponding Former Portfolio's average annual total returns for the periods ended December 31, 2001 to those of the Russell 2000 Value Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the Institutional Shares. After-tax returns for other classes will vary.

Golden Oak(R)Small Cap Value Portfolio                      1 Year       Since
                                                                      Inception
--------------------------------------------------------------------------------
Return Before Taxes
  Institutional Shares                                     20.69%      19.55%*
  Class A Shares                                           13.41%      16.24%*
After Taxes on Distributions
  Institutional Shares                                     16.25%      16.20%*
Return After Taxes on Distributions and Sale of Shares
  Institutional Shares                                     15.64%      14.82%*
Russell 2000 Value Index (reflects no deduction for        14.02%      16.94%**
fees, expenses, or taxes)

*Since September 1, 1999.
--------------------------------------------------------------------------------
**Since September 30, 1999.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Portfolio's investment risks are balanced by its potential returns.


SIMPLY SPEAKING...

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000 Value Index measures the performance of the companies with lower price-to-book ratios and lower forecasted growth values comprising the Russell 2000 Index. The Russell 2000 Index is a widely used benchmark for small cap stock performance and measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which is composed of the 3,000 largest U.S. companies based on total market capitalization.

Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio's Institutional Shares or Class A Shares.


Shareholder Fees (fees paid directly from your investment)
                                                       Institutional Class
                                                       Shares         A
Shareholder Fees                                                     Shares
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as   None      5.75%
a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage  None      None
of original purchase price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed on Reinvested      None      None
Dividends (and other Distributions) (as a percentage
of offering price)
Redemption Fee (as a percentage of amount redeemed,    None      None
if applicable)
Exchange Fee                                           None      None

Annual Fund Operating Expenses (Before Waiver)1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee2                                        0.99%     0.99%
Distribution (12b-1) Fee                               None      0.25%
Shareholder Services Fee                               None      None
Other Expenses                                         0.37%     0.37%
Total Annual Fund Operating Expenses                   1.36%     1.61%
------------------------------------------------------------------------
------------------------------------------------------------------------

1 Although not contractually obligated to do so, the adviser expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending January
31, 2003.
  Total Waiver of Fund Expenses                        0.01%      0.01%
  Total Actual Annual Fund Operating Expenses (after   1.35%      1.60%
  waiver)
2 The adviser expects to voluntarily waive a portion of the
management fee. The adviser can terminate this
anticipated voluntary waiver at any time. The
management fee the Fund expects to pay (after the
anticipated voluntary waiver) will be 0.98% for the
fiscal year ending January 31, 2003.
--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Portfolio's Institutional Shares and Class A Shares with the cost of investing in other mutual funds.
  The Example assumes that you invest $10,000 in the Portfolio's Institutional Shares and Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's Institutional Shares and Class A Shares operating expenses are before waiver as shown in the table remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
                          1         Years    5        10
Share Class Name          Year    3          Years    Years
Institutional Shares :    $138    $431       $745     $1,635

Class A Shares:           $729    $1,054     $1,401   $2,376

Golden Oak(R) International Equity Portfolio
--------------------------------------------------------------------------------

Portfolio Summary

Investment Goal                          Long-term capital appreciation
Investment Focus                         Common stocks of companies located in
                                         countries included in the Morgan
                                         Stanley Capital International Europe,
                                         Australia and Far East Index (MSCI
                                         EAFE)
Share Price Volatility                   High
Principal Investment Strategy            Investing in a broad selection of
                                         companies operating in diverse markets
                                         outside of the United States
Investor Profile                         Investors who seek long-term capital
                                         appreciation and want to diversify
                                         their investments by investing
                                         overseas, and who are willing to bear
                                         the risks of international investing

Investment Strategy



The Portfolio invests primarily in common stocks of foreign companies. The Portfolio invests primarily in stocks of foreign issuers located in countries included in the Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI-EAFE"), and may invest the remainder of its assets in stocks of foreign issuers in other countries (including emerging market countries). The Adviser has engaged BlackRock International, Ltd. as sub-adviser (Sub-Adviser) to manage the Portfolio on a day-to-day basis. The Sub-Adviser selects stocks based both upon their potential for growth and their relative value. In choosing investments for the Portfolio, the Sub-Adviser begins with a "top-down" analysis of general global economic conditions to determine how the Portfolio's investments will be allocated among these foreign regions. It then conducts a "bottom-up" fundamental analysis that evaluates key performers operating in industry sectors that the Sub-Adviser believes have the best potential for long-term growth. The Sub-Adviser focuses its analysis on individual companies' earnings growth potential and the quality of corporate management. The Sub-Adviser generally does not base stock selections on company size, but rather on a company's fundamental prospects for growth and the current valuation of the security. As a result, the Portfolio may own stocks of smaller capitalization companies. The Sub-Adviser monitors the securities held by the Portfolio and may sell a security when it achieves a designated price target, there is a fundamental change in a company's growth prospects or a region's economic outlook, or better investment opportunities become available.

The Portfolio will notify shareholders in advance of any change in investment policies that would enable the Portfolio to invest, under normal market, less than 80% of the value of its net assets plus the amount of borrowings for investment purposes in equity securities of foreign companies.



Principal Risks of Investing

Since it purchases common stocks, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

The foreign small to medium capitalization companies the Portfolio may invest in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small to medium sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small to medium capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Portfolio's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Portfolio's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Portfolio is also subject to the risk that international stocks may underperform other segments of the equity market or the equity market as a whole.

Performance Information

The following Bar Chart and Performance Table reflect historical performance data for the corresponding Former Portfolio prior to its contemplated reorganization into the Golden Oak(R) International Equity Portfolio. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Former Portfolio. Of course, the Former Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows changes in performance of the Former Portfolio's Institutional Shares for the last year.*

                        2001          (19.87)%

                     Best Quarter      Worst Quarter
                        7.05%            (13.21)%
                      (12/31/01)         (3/31/01)


* The performance information is shown for the calendar year. The Former Portfolio's performance from 1/1/02 to 6/30/02 was 1.74%.


Average Annual Total Returns

This table compares the corresponding Former Portfolio's average annual total returns for the periods ended December 31, 2001 to those of the MSCI EAFE.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the Institutional Class Shares. After-tax returns for other classes will vary.

Golden Oak(R)International Equity Portfolio             1 Year     Since
                                                                Inception
---------------------------------------------------------------------------
Return Before Taxes
  Institutional Shares                                (19.87)%   (21.67)%*
  Class A Shares                                      (24.70)%   (24.94)%*
Return After Taxes on Distributions
  Institutional Shares                                (19.87)%   (21.78)%*
Return After Taxes on Distributions and Sale of
Shares
  Institutional Shares                                (12.08)%   (17.14)%*
MSCI EAFE (reflects no deduction for fees, expenses,  (21.44)%   (19.64)%**
or taxes)

*Since July 10, 2000.
--------------------------------------------------------------------------------
**Since July 30, 2000.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Portfolio's investment risks are balanced by its potential returns.


SIMPLY SPEAKING...

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE Index is an unmanaged index that contains over 1000 stocks from 20 different countries in Europe, Australia and the Far East.

Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio's Institutional Shares or Class A Shares.


Shareholder Fees (fees paid directly from your investment)
                                                      Institutioal   Class
                                                      Shares         A
Shareholder Fees                                                     Shares
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as   None       5.75%
a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage  None      None
of original purchase price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed on Reinvested      None      None
Dividends (and other Distributions) (as a percentage
of offering price)
Redemption Fee (as a percentage of amount redeemed,    None      None
if applicable)
Exchange Fee                                           None      None

Annual Fund Operating Expenses (Before Waiver)1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee2                                        0.90%     0.90%
Distribution (12b-1) Fee                               None      0.25%
Shareholder Services Fee                               None      None
Other Expenses                                         0.65%     0.65%
Total Annual Fund Operating Expenses                   1.55%     1.80%
------------------------------------------------------------------------
------------------------------------------------------------------------

1 Although not contractually obligated to do so, the adviser expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending January
31, 2003.
  Total Waiver of Fund Expenses                        0.19%      0.19%
  Total Actual Annual Fund Operating Expenses (after   1.36%      1.61%
  waiver)
2 The adviser expects to  voluntarily waive a portion of
the management fee. The adviser can terminate this
anticipated voluntary waiver at any time. The
management fee the Fund expects to pay (after the
anticipated voluntary waiver) will be 0.71% for the
fiscal year ending January 31, 2003.
--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Portfolio's Institutional Shares and Class A Shares with the cost of investing in other mutual funds.
  The Example assumes that you invest $10,000 in the Porfolio's Institutional Shares and Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's Institutional Shares and Class A Shares operating expenses are before waiver as shown in the table remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
                          1         Years    5        10
Share Class Name          Year    3          Years    Years
Institutional Shares :    $158    $490       $845     $1,845

Class A Shares:           $747    $1,109     $1,494   $2,569


--------------------------------------------------------------------------------

golden oak(R) Intermediate-Term Income Portfolio

Portfolio Summary

Investment Goal                          Current income consistent with limited
                                         price volatility
Investment Focus                         Fixed income obligations of the U.S.
                                         Treasury, U.S. government agencies and
                                         U.S. corporations
Share Price Volatility                   Low
Principal Investment Strategy            Investing in a portfolio of U.S.
                                         government and corporate fixed income
                                         securities to attempt to maximize
                                         return while limiting risk
Investor Profile                         Conservative investors who want to
                                         receive income with limited risk of
                                         share price volatility

Investment Strategy



The Portfolio primarily invests in fixed income obligations issued by the U.S. Treasury and U.S. government agencies, including mortgage backed securities rated in one of the top two ratings categories, and in U.S. corporate debt rated in one of the top three ratings categories. Fixed income securities pay interest, dividends or distributions at a specified rate, which rate may be a fixed percentage of principal or adjusted periodically. In selecting investments for the Portfolio, the Adviser analyzes current market conditions and anticipated changes in bond prices to attempt to provide the highest level of income and capital appreciation, consistent with keeping a low level of share price fluctuation. The Adviser actively manages the maturity of the Portfolio and purchases securities which will, on average, mature in three to ten years. Under normal circumstances, the Adviser anticipates that the Portfolio's dollar-weighted average maturity will be approximately nine years; however, the Adviser may vary this average maturity substantially (within the three-to-ten year range) in anticipation of a change in the interest rate environment. Securities will be considered for sale in the event of or in anticipation of a credit downgrade; in order to change the duration or sector weighting of the Portfolio; or, to realize an aberration in a security's market valuation.



The Portfolio will notify shareholders in advance of any change in investment policies that would enable the Portfolio to invest, under normal market condition, less than 80% of the value of its net assets plus the amount of borrowings for investment purposes in fixed income securities.

Principal Risks of Investing

The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Portfolio's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

In addition, because the Portfolio invests a portion of its assets in corporate fixed income securities, the Portfolio is subject to credit risk, namely the possibility that an issuer will be unable to make timely payments of either principal or interest.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Portfolio may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

The Portfolio is also subject to the risk that its investment strategy which focuses on U.S. government and U.S. corporate fixed income securities with intermediate maturities, may perform differently than other mutual funds which focus on fixed income securities with longer or shorter maturities or invest in other asset classes.

Performance Information

The following Bar Chart and Performance Table reflect historical performance data for the corresponding Former Portfolio prior to its contemplated reorganization into the Golden Oak(R) Intermediate-Term Income Portfolio. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Former Portfolio. Of course, the Former Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows changes in the performance of the Former Portfolio's Institutional Shares from year to year.*

1994           (2.10)%
1995           13.64%
1996            2.80%
1997            7.20%
1998            9.17%
1999           (3.21)%
2000           10.74%
2001            7.99%

    Best Quarter       Worst Quarter
       5.60%              (1.92)%
     (9/30/98)           (6/30/99)


* The performance information is shown for the calendar year. The Former Portfolio's performance from 1/1/02 to 6/30/02 was 2.70%.


Average Annual Total Returns

This table compares the corresponding Former Portfolio's average annual total returns for the periods ended December 31, 2001 to those of the Lehman Brothers U.S. Government/Credit Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the Institutional Shares. After-tax returns for other classes will vary.

Golden Oak(R)Intermediate-Term Income Portfolio                         Since
                                                 1 Year    5 Years   Inception
--------------------------------------------------------------------------------
Return Before Taxes
  Institutional Shares                            7.99%      6.26%      5.72%*
  Class A Shares                                  2.91%      5.03%      4.83%**
Return After Taxes on Distributions
  Institutional Shares                            5.63%      3.89%      3.44%*
Return After Taxes on Distributions and Sale
  of Shares
  Institutional Shares                            4.83%      3.82%      3.42%*
Lehman Brothers U.S.  Government/Credit Index
  (reflects no deduction for fees, expenses,
  or taxes)                                       8.98%      7.09%      6.48%***

*Since February 1, 1993.
--------------------------------------------------------------------------------
**Since June 18, 1993.
***Since February 28, 1993.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Portfolio's investment risks are balanced by its potential returns.


SIMPLY SPEAKING...

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, corporate debt backed by the U. S. government, fixed-rate nonconvertible corporate debt securities, Yankee bonds and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the index are rated investment grade (BBB) or higher, with maturities of 1 to 10 years.

Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio's Institutional Shares or Class A Shares.


Shareholder Fees (fees paid directly from your investment)
                                                     Institutional Class
                                                       Shares        A
Shareholder Fees                                                   Shares
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as   None      4.50%
a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage  None       None
of original purchase price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed on Reinvested      None      None
Dividends (and other Distributions) (as a percentage
of offering price)
Redemption Fee (as a percentage of amount redeemed,    None      None
if applicable)
Exchange Fee                                           None      None

Annual Fund Operating Expenses (Before Waiver)1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee2                                        0.50%     0.50%
Distribution (12b-1) Fee                               None      0.25%
Shareholder Services Fee                               None      None
Other Expenses                                         0.31%     0.31%
Total Annual Fund Operating Expenses                   0.81%     1.06%
------------------------------------------------------------------------
------------------------------------------------------------------------

1 Although not contractually obligated to do so, the adviser expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending January
31, 2003.
  Total Waiver of Fund Expenses                        0.16%      0.16%
  Total Actual Annual Fund Operating Expenses (after   0.65%      0.90%
  waiver)
2 The adviser expects to voluntarily waive a portion of
the management fee. The adviser can terminate this
anticipated voluntary waiver at any time. The
management fee the Fund expects to pay (after the
anticipated voluntary waiver) will be 0.34% for the
fiscal year ending January 31, 2003.
--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Portfolio's Institutional Shares and Class A Shares with the cost of investing in other mutual funds.
  The Example assumes that you invest $10,000 in the Portfolio's Institutional Shares and Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's Institutional Shares and Class A Shares operating expenses are before waiver as shown in the table remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
                          1         Years    5        10
Share Class Name          Year    3          Years    Years
Institutional Shares :    $83     $259       $450     $1,002

Class A Shares:           $553    $772       $1,008   $1,686


--------------------------------------------------------------------------------

Golden Oak(R) Michigan Tax Free Bond Portfolio

Portfolio Summary

Investment Goal                          Current income exempt from both
                                         federal and Michigan state income
                                         taxes, consistent with preservation of
                                         capital
Investment Focus                         Tax-free Michigan municipal securities
Share Price Volatility                   Medium
Principal Investment Strategy            Invests in municipal obligations which
                                         pay interest that is exempt from both
                                         federal and Michigan state income tax
Investor Profile                         Conservative taxable investors who
                                         want to receive current income exempt
                                         from federal and Michigan state income
                                         tax and are willing to bear the
                                         moderate risk of investing in a
                                         portfolio of intermediate-term
                                         securities affected by changes in
                                         economic conditions and governmental
                                         policies within Michigan

Investment Strategy



The Portfolio invests substantially all of its assets (at least 80%) in municipal securities that generate income exempt from federal and Michigan state income taxes. These securities include securities of municipal issuers located in Michigan, the District of Columbia, Puerto Rico and other U.S.
territories and possessions.   The Portfolio will invest at least 80% of its
assets in securities that are not subject to federal taxes, including the alternative minimum tax, but it can purchase a limited amount of taxable securities. The Portfolio's Adviser will purchase investment grade municipal securities and attempt to maintain an average weighted portfolio maturity of three to ten years. The maximum maturity for any individual security is thirty years. In selecting the securities for the Portfolio, the Adviser will consider each security's yield and total return potential relative to other available municipal securities. Securities will be considered for sale in the event of or in anticipation of a credit downgrade; in order to change the duration or sector weighting of the Portfolio; or, to realize an aberration in a security's market valuation.



As a fundamental investment policy, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from Federal and Michigan state income taxes.

Principal Risks of Investing

The prices the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Portfolio's securities.

The Portfolio is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Portfolio may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.



The Portfolio's concentration of investments in securities of issuers located in Michigan subjects the Portfolio to economic conditions and government
policies within that state.   As a result, the Portfolio will be more
susceptible to factors that adversely affect issuers of Michigan obligations than a mutual fund that does not have as great a concentration in Michigan municipal obligations. In this regard, investors should be aware that the economy of Michigan has, in the past, proven to be cyclical, due primarily to the fact that the leading sector of the State's economy is the manufacturing of durable goods, and that the economy could especially be adversely affected by changes in the auto industry.



The Portfolio is also subject to the risk that Michigan municipal debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Performance Information

The following Bar Chart and Performance Table reflect historical performance data for the corresponding Former Portfolio prior to its contemplated reorganization into the Golden Oak(R) Michigan Tax Free Bond Portfolio. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Former Portfolio. Of course, the Former Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

The periods prior to June 23, 1997, when the Former Portfolio began operating as a registered mutual fund, represent the performance of the Adviser's similarly managed predecessor common trust fund. This past performance has been adjusted to reflect current expenses for the Institutional Shares of the Former Portfolio. The Adviser's common trust fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Former Portfolio. If it had been, the common trust fund's performance might have been lower.



This bar chart shows changes in the performance of the Former Portfolio's Institutional Shares from year to year.*

1992          6.58%
1993          9.71%
1994         (3.06)%
1995         12.09%
1996          3.24%
1997          6.20%
1998          5.10%
1999         (0.43)%
2000          7.77%
2001          5.12%

    Best Quarter       Worst Quarter
       4.56%              (3.82)%
     (3/31/95)           (3/31/94)


* The performance information is shown for the calendar year. The Former Portfolio's performance from 1/1/02 to 6/30/02 was 4.07%.



Average Annual Total Returns

This table compares the corresponding Former Portfolio's average annual total returns for the periods ended December 31, 2001 to those of the Merrill Lynch 1-12 Year Municipal Bond Index.

The Former Portfolio's returns in this table only reflect the periods after the Former Portfolio began operating as a registered mutual fund. The returns shown do not reflect the performance of the Adviser's predecessor common trust fund. It is not possible to reflect the tax impact on the common trust fund's performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the Institutional Shares. After-tax returns for other classes will vary.

Golden Oak(R)Michigan Tax Free Bond Portfolio               1 Year      Since
                                                                     Inception
--------------------------------------------------------------------------------
Return Before Taxes
  Institutional Shares                                     5.12%      4.83%*
  Class A Shares                                           0.27%      3.59%*
Return After Taxes on Distributions
  Institutional Shares                                     5.02%      4.79%*
Return After Taxes on Distributions and Sale of Shares
  Institutional Shares                                     4.96%      4.75%*
Merrill Lynch 1-12 Year Municipal Bond Index (reflects     5.15%      5.69%**
  no deduction for fees, expenses, or taxes)

*Since June 23, 1997.
--------------------------------------------------------------------------------
**Since June 30, 1997.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Portfolio's investment risks are balanced by its potential returns.


SIMPLY SPEAKING...

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch 1-12 Year Municipal Bond Index is a widely recognized broad-based measure of the performance of the U.S. tax exempt bond market for securities with maturities of one to twelve years.

Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio's Institutional Shares or Class A Shares.


Shareholder Fees (fees paid directly from your investment)
                                                    Institutional   Class
                                                       Shares         A
Shareholder Fees                                                    Shares
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as    None       4.50%
a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage    None      None
of original purchase price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed on Reinvested       None       None
Dividends (and other Distributions) (as a percentage
of offering price)
Redemption Fee (as a percentage of amount redeemed,     None       None
if applicable)
Exchange Fee                                            None      None

Annual Fund Operating Expenses (Before Waiver)1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee2                                        0.50%     0.50%
Distribution (12b-1) Fee                               None      0.25%
Shareholder Services Fee                               None      None
Other Expenses                                         0.33%     0.33%
Total Annual Fund Operating Expenses                   0.83%     1.08%
------------------------------------------------------------------------
------------------------------------------------------------------------

1 Although not contractually obligated to do so, the adviser expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending January
31, 2003.
  Total Waiver of Fund Expenses                        0.19%      0.19%
  Total Actual Annual Fund Operating Expenses (after   0.64%      0.89%
  waiver)
2 The adviser expects to voluntarily waive a portion of the
management fee. The adviser can terminate this
anticipated voluntary waiver at any time. The
management fee the Fund expects to pay (after the
anticipated voluntary waiver) will be 0.31% for the
fiscal year ending January 31, 2003.
--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Portfolio's Institutional Shares and Class A Shares with the cost of investing in other mutual funds.
  The Example assumes that you invest $10,000 in the Portfolio's Institutional Shares and Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's Institutional Shares and Class A Shares operating expenses are before waiver as shown in the table remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
                          1         Years    5        10
Share Class Name          Year    3          Years    Years
Institutional Shares :    $85     $265       $460     $1,025

Class A Shares:           $555    $778       $1,019   $1,708


--------------------------------------------------------------------------------

golden oak(R) Prime Obligation Money Market Portfolio

Portfolio Summary

Investment Goal                          Preserve principal value and maintain
                                         a high degree of liquidity while
                                         providing current income
Investment Focus                         Money market instruments
Share Price Volatility                   Very low
Principal Investment Strategy            Investing in a broad range of
                                         short-term high quality U.S.
                                         dollar-denominated debt securities
Investor Profile                         Conservative investors who want to
                                         receive current income through a
                                         liquid investment

Investment Strategy

The Portfolio invests in a broad range of short-term U.S. dollar-denominated securities that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations, or unrated securities that Wellington Management Company, LLP (Sub-Adviser) determines are of comparable quality. The Portfolio invests in short-term securities, including: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities); (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. foreign savings and loan institutions and commercial banks (including foreign branches of such banks) that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Portfolio may also enter into fully-collateralized repurchase agreements.

The Adviser has engaged the Sub-Adviser to manage the Portfolio on a day-to-day basis. Using top-down strategy setting and bottom-up securities selection, the Sub-Adviser seeks securities with an acceptable maturity that are marketable and liquid that offer competitive yields, and that are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Portfolio as a whole. The Portfolio follows strict SEC rules about credit quality, maturity and diversification of its investments.

Principal Risks of Investing

An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although the Portfolio seeks to keep a constant price per share of $1.00, you may lose money by investing in the Portfolio.

Although the Portfolio's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

In addition, because the Portfolio invests a portion of its assets in corporate fixed income securities, the Portfolio is subject to credit risk, namely the possibility that an issuer will be unable to make timely payments of either principal or interest.


Performance Information

The following Bar Chart and Performance Table reflect historical performance data for the corresponding Former Portfolio prior to its contemplated reorganization into the Golden Oak(R) Prime Obligation Money Market Portfolio. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Former Portfolio. Of course, the Former Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.


This bar chart shows changes in the performance of the Former Portfolio's Institutional Shares from year to year.*


1994           3.97%
1995           5.77%
1996           5.23%
1997           5.38%
1998           5.34%
1999           4.98%
2000           6.21%
2001           3.86%

    Best Quarter       Worst Quarter
       1.59%               0.51%
     (9/30/00)           (12/31/01)


* The performance information is shown for the calendar year. The Former Portfolio's performance from 1/1/02 to 6/30/02 was 0.73%.

Average Annual Total Return

This table shows the corresponding Former Portfolio's average annual total returns for the periods ended December 31, 2001.

Golden Oak(R)Prime Obligation Money Market   1 Year   5 Years     Since
Portfolio                                                      Inception
--------------------------------------------------------------------------
Institutional Shares                         3.86%     5.15%     4.86%*
Class A Shares                               3.60%     4.89%     4.84%**
*     Since 2/1/93
--------------------------------------------------------------------------------
**   Since 1/20/94
The 7-Day Net Yield as of June 30, 2002 was 1.50%. After the Closing Date, you may call the Portfolio at 1-800-545-6331 for the current 7-Day Net Yield.



Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Portfolio's investment risks are balanced by its potential returns.


Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio's Institutional Shares or Class A Shares.


Shareholder Fees (fees paid directly from your investment)
                                                     Institutional  Class
                                                       Shares         A
Shareholder Fees                                                    Shares
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as   None       None
a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage   None       None
of original purchase price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed on Reinvested       None       None
Dividends (and other Distributions) (as a percentage
of offering price)
Redemption Fee (as a percentage of amount redeemed,    None      None
if applicable)
Exchange Fee                                           None      None

Annual Fund Operating Expenses (Before Waiver)1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee2                                        0.30%     0.30%
Distribution (12b-1) Fee                               None      0.25%
Shareholder Services Fee                               None      None
Other Expenses                                         0.31%     0.31%
Total Annual Fund Operating Expenses                   0.61%     0.86%
------------------------------------------------------------------------
------------------------------------------------------------------------

1 Although not contractually obligated to do so, the adviser expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending January
31, 2003.
  Total Waiver of Fund Expenses                        0.21%      0.21%
  Total Actual Annual Fund Operating Expenses (after   0.40%      0.65%
  waiver)
2 The adviser expects to voluntarily waive a portion of
the management fee. The adviser can terminate this
anticipated voluntary waiver at any time. The
management fee the Fund expects to pay (after the
anticipated voluntary waiver) will be 0.09% for the
fiscal year ending January 31, 2003.
--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Portfolio's Institutional Shares and Class A Shares with the cost of investing in other mutual funds.
  The Example assumes that you invest $10,000 in the Portfolio's Institutional Shares and Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's Institutional Shares and Class A Shares operating expenses are before waiver as shown in the table remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
                          1         Years    5        10
Share Class Name          Year    3          Years    Years
Institutional Shares :    $62     $195       $340     $762

Class A Shares:           $88     $274       $477     $1,061

More Information About Risk
--------------------------------------------------------------------------------


Golden Oak(R) Growth Portfolio
Golden Oak(R) Value Portfolio
Golden Oak(R) Small Cap Value Portfolio
Golden Oak(R) International Equity Portfolio



Equity Risk - Equity securities include
public and privately issued equity
securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time.
The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.
Fluctuations in the value of equity
securities in which a mutual fund invests will cause a Portfolio's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

Golden Oak(R) Growth Portfolio

Risks Related to Investing for Growth - Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.


Golden Oak(R) Value Portfolio

Risks Related to Investing for Value - Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks.
This means they depend less on price changes for returns and may lag behind growth stocks in an up market.




Golden Oak(R) Value Portfolio
Golden Oak(R)Small Cap Value Portfolio
Golden Oak(R)International Equity Portfolio



Risks Related to Company Size - Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.




Golden Oak(R)Intermediate-Term Income Portfolio
Golden Oak(R)Michigan Tax Free Bond Porfolio
Golden Oak(R) Prime Obligation Money Market Portfolio




Fixed Income Risk - The market value of fixed income investments change in response to interest rate changes and other factors.


      Interest Rate Risk - During periods of
      falling interest rates, the values of
      outstanding fixed income securities
      generally rise.  Moreover, while
      securities with longer maturities tend
      to produce higher yields, the prices of
      longer maturity securities are also
      subject to greater market fluctuations
      as a result of changes in interest
      rates.  In addition to these
      fundamental risks, different types of
      fixed income securities may be subject
      to the following additional risks:


      Call Risk - During periods of falling
      interest rates, certain debt
      obligations with high interest rates
      may be prepaid (or "called") by the
      issuer prior to maturity.  This may
      cause a Portfolio's average weighted
      maturity to fluctuate, and may require
      a Portfolio to invest the resulting
      proceeds at lower interest rates.

      Credit Risk - The possibility that an
      issuer will be unable to make timely
      payments of either principal or
      interest.

      Event Risk - Securities may suffer
      declines in credit quality and market
      value due to issuer restructurings or
      other factors.  This risk should be
      reduced because of a Portfolio's
      multiple holdings.


Golden Oak(R)Michigan Tax Free Bond Portfolio


Municipal Issuer Risk - There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Portfolio's municipal securities.
Constitutional or legislative limits on
borrowing by municipal issuers may result in reduced supplies of municipal securities.
Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes. In addition, the Portfolio's concentration of investments in issuers located in Michigan makes the Portfolio more susceptible to adverse political or economic developments affecting that state. In this regard, investors should be aware that the economy of Michigan has, in the past, proven to be cyclical, due primarily to the fact that the leading sector of the State's economy is the manufacturing of durable goods, and that the economy could especially be adversely affected by changes in the auto industry. The Portfolio also may be riskier than mutual funds that buy securities of issuers in numerous states.


Golden Oak(R)International Equity Portfolio


Foreign Security Risks-- Investments in
securities of foreign companies or
governments can be more volatile than
investments in U.S. companies or
governments.  Diplomatic, political, or
economic developments, including
nationalization or appropriation, could
affect investments in foreign countries.
Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S.
dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments.
Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S.
securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

In addition to these risks, certain foreign securities may be subject to the following additional risks factors:

Golden Oak (R) International Equity Portfolio

Currency Risk -- Investments in foreign
securities denominated in foreign currencies involve additional risks, including:

o     The value of a Portfolio's assets
   measured in U.S. dollars may be affected by changes in currency rates and in exchange control regulations.
o     A Portfolio may incur substantial
   costs in connection with conversions
   between various currencies.
o     A Portfolio may be unable to hedge
   against possible variations in foreign
   exchange rates or to hedge a specific
   security transaction or portfolio
   position.
o     Only a limited market currently exists
   for hedging transactions relating to
   currencies in certain emerging markets.




More Information About Portfolio Investments

This prospectus describes the Portfolios' primary strategies, and the Portfolios will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Portfolio also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Portfolio may invest up to 100% of its assets in cash or money market instruments that would not ordinarily be consistent with a Portfolio's objectives (unless it is a money market fund). A Portfolio will do so only if the Adviser or Sub-Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, we cannot guarantee that any Portfolio will achieve its investment goal.

Adviser and Sub-Advisers

The Adviser makes investment decisions for each of the Portfolios, other than the Portfolios which utilize a Sub-Adviser, and continuously reviews, supervises and administers the Portfolios' respective investment programs. The Adviser oversees the Sub-Advisers to ensure compliance with the sub-advised Portfolios' investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees of the Trust supervises the Adviser and Sub-Advisers and establishes policies that the Adviser and Sub-Advisers must follow in their management activities.



CB Capital Management, Inc. serves as the Adviser to the Portfolios. CB Capital Management, Inc. is a wholly owned subsidiary of Citizens Bank, which has managed bank common funds, pension plan assets and personal trust assets since 1927. The principal business address of the Adviser is 328 S. Saginaw Street, Flint, MI 48502. As of January 1, 2002, Citizens Bank had approximately $3.1 billion in assets under management. For its advisory services, the Adviser is entitled to receive the following fees from each Portfolio as a percentage of its average daily net assets:



-------------------------------------------------------------------------
   Golden Oak(R)Growth Portfolio               0.34%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
   Golden Oak(R)Value Portfolio                0.29% on first $50
                                              million;
                                              0.39% on next $50
                                              million; and
                                              0.34% on assets over $100
                                              million.
-------------------------------------------------------------------------
-------------------------------------------------------------------------
   Golden Oak(R)Small Cap Value Portfolio      0.34%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
   Golden Oak(R)International Equity           0.30%
   Portfolio
-------------------------------------------------------------------------
-------------------------------------------------------------------------
   Golden Oak(R)Intermediate-Term Income       0.50%
   Portfolio
-------------------------------------------------------------------------
-------------------------------------------------------------------------
   Golden Oak(R)Michigan Tax Free Bond         0.50%
   Portfolio
-------------------------------------------------------------------------
-------------------------------------------------------------------------
   Golden Oak(R)Prime Obligation Money Market  0.225% on first $500
   Portfolio                                  million; and
                                              0.28% on assets over $500
                                              million.



     Nicholas-Applegate Capital Management (Nicholas-Applegate), a wholly-owned subsidiary of Allianz of America, manages the Golden Oak(R) Growth Portfolio on a day-to-day basis. Nicholas-Applegate selects, buys and sells securities for the Portfolios under the supervision of the Adviser and the Trust's Board of Trustees. The principal business address of Nicholas-Applegate is 600 West Broadway, San Diego, CA 92101. For its sub-advisory services, Nicholas-Applegate is entitled to receive a fee from Golden Oak(R) Growth Portfolio at the annual rate of 0.40% of its average daily net assets. Systematic Financial Management, L.P. (Systematic) manages the Golden Oak(R) Value Portfolio and Golden Oak(R) Small Cap Value Portfolio on a day-to-day basis. Systematic selects, buys and sells securities for the Portfolios under the supervision of the Adviser and the Trust's Board of Trustees. The principal business address of Systematic is 300 Frank W. Burr Blvd., Glenpointe East, 7th Floor, Teaneck, NJ 07666. Systematic had $4.7 billion of assets under management as of March 31, 2002. For its sub-advisory services, Systematic is entitled to receive the following fees from each Portfolio as a percentage of its average daily net assets:


--------------------------------------------------------------------
   Golden Oak(R) Value Portfolio     0.45% on the first $50 million;
                                   0.35% on the next $50 million;
                                   and
                                   0.40% on assets over $100
                                   million.
--------------------------------------------------------------------
--------------------------------------------------------------------
   Golden Oak(R)Small Cap Value     0.65%
     Portfolio
--------------------------------------------------------------------

BlackRock International, Ltd. (BIL), 40 Torphichen Street, Edinburgh, Scotland, manages the Golden Oak(R) International Equity Portfolio on a day-to-day basis. BIL selects, buys and sells securities for the Portfolio under the supervision of the Adviser and the Trust's Board of Trustees. BIL is a wholly owned subsidiary of BlackRock Inc. (BlackRock), one of the largest publicly traded investment management firms in the United States with $238 billion of assets under management as of March 31, 2002. BlackRock is a majority owned subsidiary of The PNC Financial Services Group, Inc., one of the largest diversified financial services companies in the United States. For its sub-advisory services, BIL is entitled to receive the following fee from the Portfolio as a percentage of its average daily net assets:

   Golden Oak(R)International Equity         0.60% on the first $35
   Portfolio                                million;
                                            0.50% on assets from $35
                                                  million to $100
                                                  million; and
                                            0.40% on assets over $100
                                            million.

     Wellington Management Company, LLP (Wellington Management) manages the Golden Oak(R) Prime Obligation Money Market Portfolio on a day-to-day basis. Wellington Management selects, buys and sells securities for the Portfolio under the supervision of the Adviser and the Trust's Board of Trustees. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928. The principal business address for Wellington Management is 75 State Street, Boston, MA 02109. For its sub-advisory services, Wellington Management is entitled to receive the following fee from the Portfolio as a percentage of its average daily net assets:



   Golden Oak(R)Prime Obligation Money Market  0.075% on the first $500
   Portfolio                                  million; and
                                              0.02% on assets over $500
                                              million.

Portfolio Managers



James A. Nawrocki serves as Vice President and Trust Officer of CB Wealth Management, NA. He has managed the Golden Oak(R) Intermediate-Term Income Portfolio and its corresponding Former Portfolio since October 1999. In addition, Mr. Nawrocki is part of the Golden Oak(R) Michigan Tax Free Bond Portfolio management team. From June 1998 to October 1999, Mr. Nawrocki served as a financial consultant at First of Michigan Corporation. For the eight years prior to June 1998, he managed fixed income portfolios for The Dow Chemical Company including defined benefit and defined contribution pension plan portfolios as well as P&C insurance company assets. Richard C. Cross serves as Vice President and Trust Officer of CB Wealth Management, NA. He has managed the Golden Oak(R) Michigan Tax Free Bond Portfolio and its corresponding Former Portfolio since October 1997. In addition, Mr. Cross is part of the Golden Oak(R) Intermediate-Term Income Portfolio management team. For the two years prior to 1997, he was a financial consultant to Chemical Financial Corporation. Mr. Nawrocki also had 12 years of experience managing fixed income portfolios for The Dow Chemical Company including defined benefit and defined contribution pension plan portfolios as well as domestic and off-shore P&C insurance company assets.

Mark Stuckelman is co-manager of the Golden Oak(R) Growth Portfolio and its corresponding Former Portfolio since 1995 and he is a co-team leader of Nicholas-Applegate's systematic domestic equity group and leads the firm's value investment strategies. He has 12 years of investment experience. Prior to joining Nicholas-Applegate in 1995, Mark was a senior quantitative analyst with Wells Fargo Bank's Investment Management Group. Previously, he was responsible for the management of risk-controlled equity portfolios at Fidelity Management Trust Co. In addition, he was senior consultant with BARRA. Mark earned his M.B.A. in finance from the University of Pennsylvania/Wharton School and his B.A. in computer science with honors at the University of California, Berkeley.

David Pavan is co-manager of the Golden Oak(R) Growth Portfolio and its corresponding Former Portfolio since 1999. He is primarily responsible for portfolio management and research for Nicholas-Applegate's Large Cap U.S. Systematic Growth portfolio. He has 9 years of investment experience. Prior to joining Nicholas-Applegate in 1999, he was a vice president and quantitative equity analyst with Putnam Investments and a partner and portfolio manager with Genus Capital Management, Inc. from 1998 to 1999. David completed his studies in 1997 and earned his M.S. in computational finance from Carnegie Mellon University, his M.B.A. in finance from Queen's University and his B.Math from the University of Waterloo.

Gyanendra Kumar Joshi serves as Chief Investment Officer and Senior Managing Director of Systematic. He co-manages the Golden Oak(R) Value Portfolio, Golden Oak(R) Small Cap Value Portfolio and their corresponding Former Portfolios since June 1997. He has more than 29 years of investment experience. Prior to joining Systematic, Mr. Joshi served as Managing Director of Mitchell Hutchins Institutional Investors.

Kevin McCreesh, CFA serves as Managing Director and Senior Portfolio Manager of Systematic. Mr. McCreesh co-manages the Golden Oak(R)Value Portfolio and its
corresponding Former Portfolio since inception with Mr. Joshi.   He has been
part of the investment team with Mr. Joshi since 1990 at Systematic and prior thereto at Mitchell Hutchins Institutional Investors.

Kenneth W. Burgess, CFA serves as Managing Director and Portfolio Manager of Systematic. He specializes in cash flow analysis and devotes his efforts solely to the portfolio management and analysis of small cap equities. Mr. Burgess co-manages the Golden Oak(R)Small Cap Value Portfolio and its corresponding Former Portfolio since inception with Mr. Joshi. He has been a portfolio manager at Systematic since 1993.

The Golden Oak(R) International Equity Portfolio and its corresponding Former Portfolio is managed by a team of investment professionals at BIL, led by Will Low and Ken Anderson. Mr. Low is a Director and serves as the co-head of the international equity team. Mr. Low is also a member of the Emerging Markets and Pacific Basin teams responsible for Asian equity research and portfolio management. Prior to joining BIL in 1996, Mr. Low was an investment manager for Pacific Basin equities, including both emerging and developed markets for Dunedin Managers Ltd.

Mr. Anderson is a Director and serves as the co-head of the international equity team. Mr. Anderson is also a member of the European equity team responsible for European equity research and portfolio management. Prior to joining BIL in 2000, Mr. Anderson was an investment director and the deputy head of the Scottish Widows Investment Management European equity team from 1988 to 2000. Mr. Anderson began his career as an equity analyst for Wood Mackenzie in 1987.

Timothy E. Smith serves as the portfolio manager for the Golden Oak(R) Prime Obligation Money Market Portfolio and its corresponding Former Portfolio since inception. He is a Vice President of Wellington Management Company, LLP. Mr. Smith is a fixed income portfolio manager specializing in the management of money market, enhanced cash and short-term fixed income portfolios. He manages accounts for the firm's mutual fund and institutional clients and is Chairman of Wellington Management's Money Market Strategy Group and a member of the Short Duration Strategy Group. He joined Wellington Management in 1992 as part of the Firm's money market portfolio management group. Prior to joining Wellington Management, Mr. Smith spent 7 years with Fidelity Investments. Mr. Smith received both a BS (1985) and an MBA (1992) from Babson College.


Purchasing, Selling and Exchanging Portfolio Shares

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Institutional Shares and Class A Shares of the Portfolios.

The classes have different expenses and other characteristics.

      Institutional Shares
o     No sales charge
o     No 12b-1 fees
o     $1,000,000 minimum initial investment

      Class A Shares
o     Front-end sales charge
o     12b-1 fees
o     $1,000 minimum initial investment



For some investors the minimum initial investment may be lower.

Institutional Shares are for financial institutions investing for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions call 1-800-545-6331.

Class A Shares are for individual and institutional investors.



How to Purchase Portfolio Shares

You may purchase shares directly by:
o     Mail (Class A only)
o     Telephone
o     Wire
o     Direct Deposit, or
o     Automated Clearing House (ACH).

To purchase shares directly from us, please call 1-800-545-6331. Unless you arrange to pay by wire or through direct deposit or ACH, write your check, payable in U.S. dollars, to "Golden Oak(R) Family of Funds" and include the name of the appropriate Portfolio(s) on the check. You cannot purchase
Institutional Shares by check. A Portfolio cannot accept third-party checks, credit cards, credit card checks or cash.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Portfolio shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Portfolio. You will also generally have to address your correspondence or questions regarding a Portfolio to your institution.

General Information



You may purchase shares on any day that the New York Stock Exchange and, for the Golden Oak(R) Prime Obligation Money Market Portfolio, the Federal Reserve are open for business (a Business Day). You cannot purchase Shares by Federal Reserve Wire on days when either the New York Stock Exchange or the Federal Reserve is closed.



A Portfolio reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Portfolio or its shareholders and could adversely affect the Portfolio or its operations. This includes those from any individual or group who, in the Portfolios' view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Portfolio within a calendar year).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Portfolio receives your purchase order plus, in the case of Class A Shares, the applicable front-end sales charge.

Each Portfolio calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, generally a Portfolio must receive your purchase order in proper form before 4:00 p.m., Eastern time. A Portfolio will not accept orders that request a particular day or price for the transaction or any other special conditions.

     The Golden Oak(R) Prime Obligation Money Market Portfolio also calculates its NAV once each Business Day at 12:00 noon, Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Portfolio generally must receive your order before 12:00 noon, Eastern time and federal funds (readily available funds) before 12:00 noon, Eastern time.

     The Golden Oak(R) International Equity Portfolio holds securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate NAV. As a result, the market value of the Portfolio's investments may change on days when you cannot purchase or sell Portfolio shares.

How We Calculate NAV

NAV for one Portfolio share is the value of that share's portion of the net assets of the Portfolio.

In calculating NAV, a Portfolio generally values its investment portfolio at market price (except the Golden Oak(R) Prime Obligation Money Market Portfolio). If market prices are unavailable or a Portfolio thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Trust's Board of Trustees.

     In calculating NAV for the Golden Oak(R) Prime Obligation Money Market Portfolio, we generally value the Portfolio's investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, the Portfolio may value its securities at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Minimum Purchases

To purchase shares for the first time, you must invest in any Portfolio at least:

---------------------------------------------------------------------------
Class                                            Dollar Amount
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Institutional Shares                               $1,000,000
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Class A Shares                          $1,000 ($500 minimum for an IRA)
---------------------------------------------------------------------------

Your subsequent investments in Class A Shares of any Portfolio must be made in amounts of at least $50. There is no minimum for subsequent investments in Institutional Shares.

A Portfolio may accept investments of smaller amounts for any class of shares at its discretion.

Systematic Investment Plan (Class A only)

If you have a checking or savings account, you may purchase Class A Shares automatically through regular deductions from your account. Once your account has been opened, you may begin regularly scheduled investments of at least $50 a month. Purchases of Class A Shares made through the Systematic Investment Plan are subject to the applicable sales charge.

Sales Charges

Front-End Sales Charges - Class A Shares

The offering price of Class A Shares is the NAV next calculated after a Portfolio receives your request, plus the front-end sales charge.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:




                                                        Your Sales    Your Sales
                            -------------------------- Charge as a    Charge as a
                                                      Percentage of  Percentage of
                              If Your Investment is:  Offering Price   Your Net
                                                                      Investment
----------------------------
--------------------------------------------------------------------------------
Golden Oak(R)Growth          Less than $50,000              5.75%          6.10%
Portfolio                   $50,000 but less than          4.50%          4.71%
Golden Oak(R)Value Portfolio $100,000                       3.50%          3.63%
Golden Oak(R)Small Cap       $100,000 but less than         2.60%          2.67%
  Value Portfolio           $250,000                       2.00%          2.04%
Golden Oak(R)International   $250,000 but less than         0.00%          0.00%
  Equity Portfolio          $500,000
                            $500,000 but less than
                            $1,000,000
                            $1,000,000 and over
----------------------------
---------------------------------------------------------------------------------
Golden Oak                  Less than $100,000             4.50%          4.71%
  (R)Intermediate-Term        $100,000 but less than         3.50%          3.63%
  Income Portfolio          $250,000                       2.60%          2.67%
Golden Oak(R)Michigan Tax    $250,000 but less than         2.00%          2.04%
  Free Bond Portfolio       $500,000                       0.00%          0.00%
                            $500,000 but less than
                            $1,000,000
                            $1,000,000 and over


There is no sales charge imposed on shares of the Golden Oak(R) Prime Obligation Money Market Portfolio.

Waiver of Front-End Sales Charge - Class A Shares

No sales charge is imposed on shares of a Portfolio:
o issued in plans of reorganization, such as mergers involving the Portfolios;
o sold to dealers or brokers that have a sales agreement with the Distributor, for their own account or for retirement plans for their employees or sold to employees (and their spouses) of dealers or brokers that certify to the Distributor at the time of purchase that such purchase is for their own account (or for the benefit of such employees' minor children);
o purchased in aggregate amounts of $1 million or more by tax exempt organizations enumerated in Section 501(c) of the Code or employee benefit plans created under Sections 401 or 457 of the Code;
o sold to Trustees and officers of Golden Oak(R)Family of Funds and employees of the Adviser and its affiliates;
o sold to agency, custody and fiduciary accounts of the Adviser and its affiliates; or
o purchased in connection with any asset allocation plan established by the Adviser.

Reduced Sales Charges - Class A Shares

Rights of Accumulation. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares of any Portfolio (other than the Prime Obligation Money Market Portfolio) you already own to the amount that you are currently purchasing. The Portfolio will combine the value of your current purchases with the current value of any such Class A Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The Portfolio will only consider the value of Class A Shares purchased previously that were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, you must ask us for the reduction at the time of purchase. You must provide the Portfolio with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Portfolio may amend or terminate this right of accumulation at any time.

Letter of Intent. You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of one or more Portfolios (other than Golden Oak(R) Prime Obligation Money Market Portfolio) over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Portfolio will only consider the value of Class A Shares sold subject to a sales charge. As a result, Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Portfolio a Letter of Intent. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Portfolio to hold in escrow 5.0% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Portfolio's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Combined Purchase/Quantity Discount Privilege. When calculating the appropriate sales charge rate, the Portfolio will combine same day purchases of Class A Shares of one or more Portfolios (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent.

General Information About Sales Charges

Your securities dealer is paid a commission when you buy your shares and is paid a servicing fee as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which Class of shares you buy.

From time to time, some financial institutions, including brokerage firms affiliated with the Adviser, may be re-allowed up to the entire sales charge.

The Portfolio's Distributor, Edgewood Services, Inc., markets the Shares described in this prospectus to individuals, directly or through investment professionals. The Michigan Tax Free Bond Portfolio may not be a suitable investment for retirement plans or for non-Michigan taxpayers because it invests in Michigan municipal securities.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


How to Sell Your Portfolio Shares

Institutional Shares



Holders of Institutional Shares may sell shares by following the procedures established when they opened their account or accounts. If you have questions, call 1-800-545-6331.



Class A Shares
You should redeem Class A Shares:
o through an investment professional if you purchased shares through an investment professional; or
o     directly from the Trust if you purchased shares directly from the Trust.



Through An Investment Professional

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

     With respect to the Golden Oak(R) Prime Obligation Money Market Portfolio, if you submit your redemption request to your investment professional by noon (Eastern time), you may request that your redemption proceeds be wired that day, but you will not receive that day's dividends. However, investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Trust as outlined below.

Directly From The Trust

By Telephone

You may redeem Shares by simply calling the Trust at 1-800-545-6331. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

     With respect to the Golden Oak(R) Prime Obligation Money Market Portfolio, if you call before noon (Eastern time) your redemption can be wired to you the same day, but you will not receive that day's dividend. If you call after noon (Eastern time) your redemption will be wired to you the following business day, but you will receive that day's dividend.


By Mail



You may redeem shares by mailing a written request to the Trust. You will receive a redemption amount based on the next calculated NAV after the Trust receives your written request in proper form. Your redemption request will be processed on the day the Trust receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8612

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:
o     Portfolio Name and Share Class, account number and account registration;
o     amount to be redeemed; and
o     signatures of all shareholders exactly as registered.

Call your investment professional or the Trust if you need special instructions.


Signature Guarantees

Signatures must be guaranteed if:
o your redemption will be sent to an address other than the address of record;
o your redemption will be sent to an address of record that was changed within the last 30 days; or
o a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

Systematic Withdrawal Plan (Class A only)

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Portfolio. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

Check Writing Service (Golden Oak(R)Prime Obligation Money Market Portfolio - Class A Shares Only)

If you own Class A Shares of the Golden Oak(R) Prime Obligation Money Market Portfolio you may redeem shares by writing checks on your account for $500 or more. Once you have signed and returned a signature card, you will receive a supply of checks. The check may be made payable to any person, and your account will continue to earn dividends until the check clears. These checks are free, but your account will be charged a fee (currently $15) for stopping payment of a check upon your request, or if the check cannot be honored because of insufficient funds or other valid reasons.

Because of the difficulty of determining in advance the exact value of your Portfolio account, you may not use a check to close your account.

Receiving Your Money

Normally, we will send your sale proceeds within 7 days after we receive your request. Your proceeds can be wired to your bank account (subject to a $10 fee) or sent to you by check. If you recently purchased your shares by check or through ACH, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from your date of purchase).

Redemptions in Kind

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Portfolio's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Redemptions of Your Shares (Class A Shares Only)

If your account balance drops below the required minimum balance of $1,000 because of redemptions, the Portfolio may redeem your Class A Shares. Generally, a Portfolio will give you at least 60 days' written notice to give you time to add to your account and avoid the involuntary redemption of your shares.

Suspension of Your Right to Sell Your Shares

A Portfolio may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted or otherwise as permitted by the SEC. More information about this is in our Statement of Additional Information.

How to Exchange Your Shares

You may exchange your shares on any Business Day by contacting us directly by mail or telephone.

You may also exchange shares through your financial institution by mail or telephone.

If you recently purchased shares by check or through ACH, you may not be able to exchange your shares until your check has cleared (which may take up to 15 days from your date of purchase). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

When you exchange shares, you are really selling your shares and buying other Portfolio shares. So, your sale price and purchase price will be based on the NAV next calculated after the Portfolio receives your exchange request.

Class A Shares



You may exchange Class A Shares of any Portfolio for Class A Shares of any other Portfolio. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Portfolio with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into a Portfolio with the same, lower or no sales charge, then there is no incremental sales charge for the exchange. If you paid a sales charge once on shares (including shares acquired through reinvestment of dividends and capital gains) you will not have to pay a full sales charge again upon exchange into a Portfolio with a sales charge. This is true even if you exchange out of a Portfolio with a sales charge, then into a Portfolio without a sales charge and back into a Portfolio with a sales charge. However, you will have to pay an incremental sales charge if the initial shares you purchased were subject to a lower sales charge than the shares you purchase in the exchange.



Automatic Exchange of Your Shares

If your account balance for Institutional Shares drops below $1,000,000 because of redemptions, your shares may be exchanged for Class A Shares. You will not be charged the applicable Class A sales charge for such an exchange. A Portfolio will always give you at least 30 days' written notice to give you time to add to your account to avoid the exchange of your shares.

Telephone Transactions

Purchasing, selling and exchanging Portfolio shares over the telephone is extremely convenient, but not without risk. Although the Portfolio has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Portfolio is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Portfolio over the telephone, you will generally bear the risk of any loss.

Distribution of Portfolio Shares

Each Portfolio has adopted a distribution plan that allows the Portfolio to pay distribution and service fees for the sale and distribution of Class A Shares and for services provided to Class A shareholders. Because these fees are paid out of a Portfolio's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution fees, as a percentage of average daily net assets are, 0.25% for Class A Shares.



Dividends and Distributions

Each Portfolio declares and pays its net investment income as follows:

                                           Declares  Pays
Golden Oak(R)Growth Portfolio               Quarterly Quarterly
Golden Oak(R)Value Portfolio                Quarterly Quarterly
Golden Oak(R)Small Cap Value Portfolio      Quarterly Quarterly
Golden Oak(R)International Equity Portfolio Annually  Annually
Golden Oak(R)Intermediate-Term Income       Daily     Monthly
Portfolio
Golden Oak(R)Michigan Tax Free Bond         Daily     Monthly
Portfolio
Golden Oak(R)Prime Obligation Money Market  Daily     Monthly
  Portfolio

Each Portfolio makes distributions of its net realized capital gains, if any, at least annually. If you own Portfolio shares on a Portfolio's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Portfolio shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Portfolio in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Portfolio receives your written notice. To cancel your election, simply send the Portfolio written notice.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Portfolios and their shareholders. This summary is based on current tax laws, which may change.

Each Portfolio will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale or exchange of Portfolio shares may be a taxable event.

The Golden Oak(R) Michigan Tax Free Bond Portfolio intends to distribute income that is exempt from both federal taxes and Michigan state taxes. The Portfolio may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Any capital gains distributed by the Portfolio may be taxable.

The Golden Oak(R) International Equity Portfolio may be able to pass along a tax credit for foreign income taxes it pays. The Portfolio will notify you if it gives you the credit.

More information about taxes is in the Statement of Additional Information.


Financial Highlights



The tables that follow present performance information about Institutional Shares and Class A Shares of each Former Portfolio. This information is intended to help you understand each Former Portfolio's financial performance for the past five years, or, if shorter, the period of the Former Portfolio's operations. Some of this information reflects financial information for a single Former Portfolio share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Former Portfolio, assuming you reinvested all of your dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent public accountants to the Former Portfolios. Their report, along with each Former Portfolio's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-545-6331.



Financial Highlights
For a Share Outstanding Throughout the Period
For the Periods Ended January 31,


                                                                                Ratio
                                                                    Ratio       of Net
                                                                    of    Ratio Investment
           Net         RealizeDistribDistribNetons      Net         Net   of    Income
           Asset Net   and    from   from   Asset       AssetsRatio InvestExpens(Loss)
           Value InvestUnrealiNet    Net    Value       End   of    Incometo    to     Portfolio
           BeginnIncomeGain   InvestmRealizeEnd   Total of    Expens(Loss)AveragAverageTurnover
           of    (Loss)(Loss) Income Gain   of    ReturnPeriodto    to    Net   Net    Rate
           Period      on                   Period      (000) AveragAveragAssetsAssets
                       Investments                            Net   Net   (Exclu(Excluding
                                                              AssetsAssetsWaiverWaivers)
--------------------------------------------------------------------------------------------
Growth Portfolio Institutional Class
2002       $12.99$--   $(4.05)$--    $(0.23)$8.71 (31.18$50,661.11% (0.33)1.11% (0.33)%112.16%
2001       17.85 (0.01)(1.83)--      (3.02) 12.99 (11.3572,8251.06  (0.34)1.06  (0.34) 106.05
2000       16.16 (0.03)4.75  --      (3.03) 17.85 30.67 65,8911.06  (0.19)1.06  (0.19) 82.69
1999       12.66 0.02  5.88   (0.02) (2.38) 16.16 51.98 49,4971.08  0.10  1.08  0.10   70.60
1998       12.66--     3.12  --      (3.12) 12.66 25.85 36,2401.07  0.03  1.07  0.03   131.54

Growth Portfolio Class A
2002       $12.58$--   $(3.95)$--    $(0.23)$8.40 (31.40$7,9781.36% (0.58)1.36% (0.58)%112.16%
2001       17.43 (0.03)(1.80)--      (3.02) 12.58 (11.5811,9431.31  (0.60)1.31  (0.60) 106.05
2000       15.89 (0.06)4.63  --      (3.03) 17.43 30.23 9,835 1.31  (0.52)1.31  (0.52) 82.69
1999       12.51 0.02  5.74  --      (2.38) 15.89 51.45 1,540 1.33  (0.21)1.33  (0.21) 70.60
1998       12.57 (0.01)3.07  --      (3.12) 12.51 25.56 307   1.32  (0.21)1.32  (0.21) 131.54

Value Portfolio Institutional Class
2002       $9.51 $0.05 $(1.41)$(0.05)$(0.30)$7.80 (14.33$74,941.07% 0.56% 1.08% 0.55%  106.05%
2001       9.45  0.07  0.77   (0.07) (0.71) 9.51  9.36  87,3381.06  0.76  1.06  0.76   152.24
2000       9.17  0.03  0.78   (0.03) (0.50) 9.45  8.92  59,0911.09  0.36  1.09  0.36   102.11
1999       9.33  0.04  0.90   (0.04) (1.06) 9.17  12.63 46,4841.10  0.44  1.17  0.37   172.09
1998(1)    10.00 0.04  0.86   (0.04) (1.53) 9.33  9.15  30,9221.10  0.72  1.28  0.54   90.97

Value Portfolio Class A
2002       $9.47 $0.03 $(1.41)$(0.03)$(0.30)$7.76 (14.61$7,9481.32% 0.32% 1.34% 0.30%  106.05%
2001       9.41  0.05  0.77   (0.05) (0.71) 9.47  9.14  8,461 1.31  0.52  1.31  0.52   152.24
2000       9.14  0.01  0.77   (0.01) (0.50) 9.41  8.61  7,138 1.34  0.10  1.34  0.10   102.11
1999       9.32  0.03  0.87   (0.02) (1.06) 9.14  12.19 1,100 1.35  0.20  1.42  0.13   172.09
1998(1)    10.00 0.02  0.86   (0.03) (1.53) 9.32  8.97  51    1.35  0.31  1.53  0.13   90.97

Small Cap Value Portfolio Institutional Class
2002       $12.38$0.05 $1.66  $(0.06)$(2.15)$11.8814.64%$40,231.33% 0.42% 1.36% 0.39%  30.12%
2001       9.54  0.07  3.58   (0.07) (0.74) 12.38 39.30 64,8961.30  0.65  1.33  0.62   65.13
2000(3)    10.00 0.03  (0.46) (0.03)--      9.54  (4.33)40,5541.35  0.76  1.55  0.56   10.86

Small Cap Value Portfolio Class A
2002       $12.37$0.02 $1.66  $(0.03)$(2.15)$11.8714.37%$7,0071.59% 0.13% 1.62% 0.10%  30.12%
2001       9.54  0.04  3.58   (0.05) (0.74) 12.37 38.88 5,994 1.55  0.36  1.58  0.33   65.13
2000(3)    10.00 0.03  (0.47) (0.02)--      9.54  (4.42)3,305 1.60  0.72  1.83  0.49   10.86

International Equity Portfolio Institutional Class
2002       $8.87 $(0.02$(2.18)$(0.01)$--    $6.66 (24.86$39,051.50% (0.33)1.69% (0.52)%120.11%
2001(4)    10.00--     (1.07) (0.06)--      8.87  (10.6828,5301.50  (0.08)1.61  (0.19) 69.48

International Equity Portfolio Class A
2002       $8.85 $--   $(2.21)$--    $--    $6.64 (24.97$701  1.75% (0.52)1.94% (0.71)%120.11%
2001(4)    10.00 (0.03)(1.06) (0.06)--      8.85  (10.90478   1.75  (0.66)1.93  (0.84) 69.48

Intermediate-Term Income Portfolio Institutional Class
2002       $9.93 $0.57 $0.10  $(0.57)$--    $10.036.88% $114,90.65% 5.68% 0.81% 5.52%  9.84%
2001       9.35  0.58  0.58   (0.58)--      9.93  12.81 160,510.65  6.07  0.80  5.92   16.25
2000       10.32 0.55  (0.97) (0.55)--      9.35  (4.07)147,540.65  5.70  0.80  5.55   24.93
1999       10.04 0.60  0.29   (0.60) (0.01) 10.32 8.60  148,160.65  5.46  0.80  5.31   76.46
1998       9.83  0.56  0.21   (0.56)--      10.04 8.07  125,930.65  5.66  0.80  5.51   60.78

Intermediate-Term Income Portfolio Class A
2002       $9.92 $0.54 $0.11  $(0.54)$--    $10.036.73%$7,793 0.90% 5.43% 1.06% 5.27%  9.84%
2001       9.35  0.56  0.56   (0.55)--      9.92  12.426,740  0.90  5.81  1.05  5.66   16.25
2000       10.31 0.53  (0.96) (0.53)--      9.35  (4.226,224  0.90  5.52  1.05  5.37   24.93
1999       10.04 0.57  0.28   (0.57) (0.01) 10.31 8.23 2,175  0.90  5.15  1.05  5.00   76.46
1998       9.83  0.53  0.21   (0.53)--      10.04 7.78 64     0.90  5.40  1.05  5.25   60.78

Michigan Tax Free Bond Portfolio Institutional Class
2002(5)    $10.14$0.44 $0.10  $(0.44)$(0.05)$10.195.42% $74,520.65% 4.33% 0.84% 4.14% --%
2001       9.72  0.44  0.44   (0.45) (0.01) 10.14 9.29  88,8380.65  4.48  0.82  4.31   11.47
2000       10.33 0.43  (0.61) (0.43)--      9.72  (1.79)89,4450.65  4.30  0.82  4.13   2.42
1999       10.24 0.48  0.10   (0.48) (0.01) 10.33 5.40  90,1150.65  4.32  0.81  4.16   6.55
1998(1)    10.00 0.27  0.26   (0.27) (0.02) 10.24 5.35  85,5560.65  4.41  0.82  4.24   9.77

Michigan Tax Free Bond Portfolio Class A
2002(5)    $10.15$0.41 $0.10  $(0.41)$(0.05)$10.205.15% $691  0.90% 4.08% 1.09% 3.89% --%
2001       9.72  0.43  0.44   (0.43) (0.01) 10.15 9.19  729   0.90  4.24  1.08  4.06   11.47
2000       10.33 0.40  (0.61) (0.40)--      9.72  (2.03)215   0.90  4.01  1.07  3.84   2.42
1999       10.24 0.46  0.10   (0.46) (0.01) 10.33 5.17  229   0.90  4.07  1.06  3.91   6.55
1998(1)    10.00 0.27  0.26   (0.27) (0.02) 10.24 5.31  10    0.90  4.15  1.07  3.98   9.77

Prime Obligation Money Market Portfolio Institutional Class
2002       $1.00 $0.03 $--    $(0.03)$--    $1.00 3.46% $135,70.40% 3.34% 0.61% 3.13%  N/A
2001       1.00  0.06 --      (0.06)--      1.00  6.26  115,650.40  6.08  0.60  5.88   N/A
2000       1.00  0.05 --      (0.05)--      1.00  5.04  114,340.40  4.91  0.60  4.71   N/A
1999       1.00  0.06 --      (0.06)--      1.00  5.30  153,640.40  5.17  0.60  4.97   N/A
1998       1.00  0.05 --      (0.05)--      1.00  5.41  127,970.40  5.29  0.59  5.10   N/A

Prime Obligation Money Market Portfolio Class A
2002       $1.00 $0.03 $--    $(0.03)$--    $1.00 3.20% $15,510.65% 3.04% 0.86% 2.83%  N/A
2001       1.00  0.06 --      (0.06)--      1.00  6.00  11,9940.65  5.83  0.85  5.63   N/A
2000       1.00  0.05 --      (0.05)--      1.00  4.77  8,578 0.65  4.74  0.86  4.53   N/A
1999       1.00  0.05 --      (0.05)--      1.00  5.03  6,525 0.65  4.92  0.85  4.72   N/A
1998       1.00  0.05 --      (0.05)--      1.00  5.15  6,381 0.65  4.99  0.84  4.80   N/A


   Amounts designated as "--" are either $0 or have been rounded to $0.
+ Total return does not reflect the sales charge on Class A shares. Return is for the period indicated and has not been annualized.
(1) Commenced operations June 23, 1997. All ratios for the period have been annualized.
(3) Commenced operations on September 1, 1999. All ratios for the period have been annualized.
(4) Commenced operations on July 10, 2000. Per share amounts were calculated based on average shares outstanding. All ratios for the period have been annualized.
(5)   See note 2 in the Notes to Financials. (AICPA Audit and Accounting Guide)

                          GOLDEN OAK(R) FAMILY OF FUNDS

Investment Adviser

CB Capital Management, Inc.
328 S. Saginaw Street
Flint, Michigan 48502

Distributor

Edgewood Services Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-7000


More information about the Golden Oak(R) Family of Funds is available without charge through the following:

Statement of Additional Information (SAI)



     The SAI dated July 9, 2002, includes detailed information about the Golden Oak(R) Family of Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list each Former Portfolio's holdings and contain information from the Former Portfolio's managers about strategies, and recent market conditions and trends and their impact on Former Portfolio performance. The reports also contain detailed financial information about the Former Portfolios.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:  Call 1-800-545-6331

By Mail:  Write to us
Golden Oak(R) Family of Funds
c/o Federated Shareholder Services
5800 Corporate Drive
Pittsburgh, PA 15237-7010


From the SEC: You can also obtain the SAI or the Annual and Semi-annual reports, as well as other information about the Golden Oak(R) Family of Funds from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. The Golden Oak(R) Family of Funds Investment Company Act registration number is 811-21118.

Cusip 38113Q 10 6
Cusip 38113Q 20 5
Cusip 38113Q 40 3
Cusip 38113Q 30 4
Cusip 38113Q 50 2
Cusip 38113Q 60 1
Cusip 38113Q 80 9
Cusip 38113Q 70 0
Cusip 38113Q 88 2
Cusip 38113Q 87 4
Cusip 38113Q 85 8
Cusip 38113Q 86 6
Cusip 38113Q 84 1
Cusip 38113Q 83 3








                          GOLDEN OAK(R) FAMILY OF FUNDS

                      STATEMENT OF ADDITIONAL INFORMATION

                                  July 9, 2002

                          GOLDEN OAK(R) GROWTH PORTFOLIO
                          GOLDEN OAK(R) VALUE PORTFOLIO
                     GOLDEN OAK(R) SMALL CAP VALUE PORTFOLIO
                   GOLDEN OAK(R) INTERNATIONAL EQUITY PORTFOLIO
                 GOLDEN OAK(R) INTERMEDIATE-TERM INCOME PORTFOLIO
                  GOLDEN OAK(R) MICHIGAN TAX FREE BOND PORTFOLIO
              GOLDEN OAK(R) PRIME OBLIGATION MONEY MARKET PORTFOLIO

                    Institutional Shares and Class A Shares

                              INVESTMENT ADVISER:
                          CB Capital Management, Inc.

     This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the Trust's prospectus dated July 9, 2002, which may be obtained by calling 1-800-545-6331. This SAI relates to each of the above listed series (each a "Portfolio" and collectively, the "Portfolios") of the Golden Oak(R) Family of Funds (the "Trust"). It is intended to provide additional information regarding the activities and operations of the Portfolios.

                               TABLE OF CONTENTS

THE PORTFOLIOS AND THE TRUST...............................................S-1
INVESTMENT OBJECTIVES AND POLICIES.........................................S-2
DESCRIPTION OF PERMITTED INVESTMENTS.......................................S-9
INVESTMENT LIMITATIONS....................................................S-28
THE ADVISER...............................................................S-30
THE SUB-ADVISERS..........................................................S-31
THE ADMINISTRATOR and Sub-Administrator...................................S-34
DISTRIBUTOR...............................................................s-35
THE TRANSFER AGENT and dividend disbursing agent..........................S-36
THE CUSTODIAN and fund accountant.........................................S-36
CODES OF ETHICS...........................................................S-36
INDEPENDENT ACCOUNTANTS...................................................S-37
WHO MANAGES AND PROVIDES SERVICES TO THE pORTFOLIOS?......................S-37
COMPUTATION OF YIELD......................................................S-42
CALCULATION OF TOTAL RETURN...............................................S-43
PURCHASE AND REDEMPTION OF SHARES.........................................S-46
LETTER OF INTENT..........................................................S-47
DETERMINATION OF NET ASSET VALUE..........................................S-47
TAX information...........................................................S-48
Portfolio transactions....................................................S-49
ACCOUNT AND SHARE INFORMATION.............................................S-52
EXPERTS...................................................................S-52
FINANCIAL STATEMENTS......................................................S-52
APPENDIX...................................................................A-1
Addresses...........................................................Back Cover



















July 9, 2002





S-53

THE PORTFOLIOS AND THE TRUST

     General. Golden Oak(R) Family of Funds (the "Trust") is an open-end management investment company established under Delaware law as a Delaware business trust under an Agreement and Declaration of Trust dated May 15, 2002. The Trust has been organized to acquire all of the assets and liabilities of seven corresponding portfolios of The Arbor Fund, a Massachusetts business trust also registered as an open-end management investment company. Shareholders may purchase shares through two separate classes (Institutional Shares and Class A Shares) which provide for variations in distribution costs, voting rights and dividends. Except for differences between Institutional Shares and Class A Shares pertaining to distribution fees, each share of each portfolio represents an equal proportionate interest in that portfolio. See "Description of Shares." This Statement of Additional Information relates to the Institutional Shares and Class A Shares of the following Portfolios of the Trust: the Golden Oak(R) Growth Portfolio (the "Growth Portfolio"), Golden Oak(R) Value Portfolio (the "Value Portfolio"), Golden Oak(R) Small Cap Value Portfolio (the "Small Cap Portfolio"), Golden Oak(R) International Equity Portfolio (the "International Equity Portfolio"), Golden Oak(R) Intermediate-Term Income Portfolio (the "Intermediate-Term Income Portfolio"), Golden Oak(R) Michigan Tax Free Bond Portfolio (the "Michigan Tax Free Bond Portfolio") and Golden Oak(R) Prime Obligation Money Market Portfolio (the "Prime Obligation Money Market Portfolio").


Each of the Portfolios has been established as part of an Agreement and Plan of Reorganization ("Reorganization Plan"). The Reorganization Plan contemplates that each Portfolio will be the successor to a corresponding portfolio of the Golden Oak Family of Funds, which are portfolios of The Arbor Fund, a Massachusetts business trust (each a "Former Portfolio" and collectively, the "Former Portfolios"). The Reorganization Plan is subject to approval of shareholders of each Former Portfolio at meetings scheduled for August 21, 2002. Each Portfolio will not have investment operations and will not offer its Shares to the general public under this Prospectus unless and until the Reorganization Plan is approved by the shareholders of its corresponding Former Portfolio and the transactions contemplated by the Reorganization Plan take place ("Closing Date"). The Closing Date is scheduled to take place on August 23, 2002. The shareholder meeting date and Closing Date are subject to change. Assuming the Reorganization Plan is approved and is consummated, each Portfolio will be the successor to the corresponding Former Portfolio's performance and financial history, and the historical performance and financial information of the corresponding Former Portfolio for the periods presented prior to the Closing Date will represent past performance for the successor Portfolios. Each successor Portfolio has investment objectives and policies that are identical or substantially similar to those of the corresponding Former Portfolio, although each Former Portfolio has different fee and expense arrangements. Each successor Portfolio will, at least initially, be managed by the investment adviser (and sub-adviser, if applicable) which currently manages the corresponding Former Portfolio.


The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

Voting Rights. Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. Each Portfolio will vote separately on matters relating solely to it. As a Delaware business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholder approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Agreement and Declaration of Trust, the Trustees have the power to liquidate one or more Portfolios without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Portfolio fails to reach a viable size within a reasonable amount of time or for some other extraordinary reason.


INVESTMENT OBJECTIVES AND POLICIES

The investment objectives are fundamental policies of the Portfolios. There is no assurance that the Portfolio will achieve its investment objective. A fundamental policy cannot be changed with respect to a Portfolio without the consent of the holders of a majority of the Portfolio's outstanding shares.

The Growth Portfolio - The investment objective of the Growth Portfolio is to provide total return. There is no assurance that the Portfolio will achieve its investment objective.

Under normal conditions, the Portfolio expects to be fully invested in common stocks (and will invest at least 80% in common stocks) listed on registered exchanges in the United States or actively traded in the over-the-counter market as further described below. In addition to investing in common stocks, the Portfolio may invest in warrants and rights to purchase common stocks, U.S. dollar denominated securities of foreign issuers traded in the United States (including sponsored American Depositary Receipts ("ADRs") traded on registered exchanges or listed on NASDAQ), repurchase agreements, covered call options and money market instruments of the type described below. The Portfolio may invest up to 10% of its net assets in ADRs, including American Depositary Shares and New York Shares. The Portfolio may also write covered call options and engage in related closing purchase transactions provided that the aggregate value of such options does not exceed 10% of the Portfolio's net assets as of the time such options are entered into by the Portfolio. Nicholas-Applegate Capital Management (the "Sub-Adviser"), a wholly-owned subsidiary of Allianz of America, Inc., will engage in such transactions only as hedging transactions and not for speculative purposes.

The common stocks and other equity securities purchased by the Portfolio will be those of companies which, in the Sub-Adviser's opinion, have accelerating earnings growth, rising analyst estimates of earnings growth, strong fundamental quality and positive price behavior. However, there is no assurance that the Sub-Adviser will be able to accurately predict the stages of a business cycle. In addition, the Portfolio invests primarily in equity securities that fluctuate in value; therefore, the Portfolio's shares will fluctuate in value.

The Portfolio may invest up to 15% of its net assets in illiquid securities, including restricted securities other than Section 4(2) commercial paper ("Illiquid Securities"). Restricted securities, including Rule 144A securities and Section 4(2) commercial paper, that meet the criteria established by the Trust's Board of Trustees will be considered liquid.

For temporary defensive purposes during periods when the Portfolio's Sub-Adviser determines that market conditions warrant, the Portfolio may invest up to 100% of its assets in "Money Market Instruments" (consisting of securities issued or guaranteed as to principal and interest by the U.S.
government, its agencies or instrumentalities, repurchase agreements collateralized by U.S. government securities and entered into with financial institutions the Sub-Adviser deems creditworthy, certificates of deposit, time deposits and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $1.0 billion as shown on their most recent public financial statements, and deemed by the Adviser or Sub-Adviser to present minimal credit risk, and commercial paper rated in the two highest short-term rating categories) and may hold a portion of its assets in cash. To the extent the Portfolio is engaged in defensive investing, the Portfolio will not be pursuing its investment objective.

The Growth Portfolio reserves the right to engage in securities lending.

For  the  fiscal  year  ended  January  31,  2002,  the   corresponding   Former
Portfolio's annual turnover rate was 112.16%. Such a turnover rate may result in higher transaction costs and may result in additional taxes.

The Value Portfolio - The investment objective of the Value Portfolio is to seek long-term capital appreciation. There is no assurance that the Portfolio will achieve its investment objective.

The Portfolio attempts to achieve its investment objective by investing primarily in common stocks, warrants, rights to purchase common stocks, preferred stocks and securities convertible into common stocks (together, "equity securities"). The Portfolio will be as fully invested as practicable (and in no event less than 80% in equity securities) and will focus on equity securities, which are, in the Sub-Adviser's opinion, undervalued relative to a company's earnings. Systematic Financial Management, L.P. (the "Sub-Adviser") will invest in equity securities of companies based on an analysis of various fundamental characteristics, including balance sheet items, underlying sales and expense trends, earnings estimates, market position of the company and industry outlook. The Portfolio may also invest in ADRs and enter into repurchase agreements. Although it has no present intention to do so, the Portfolio reserves the ability to write and purchase options for hedging purposes. Although the Portfolio intends to be as fully invested as practicable in equity securities, the Portfolio may invest in up to 15% of its assets in the Money Market Instruments described above.

The Portfolio may invest up to 15% of its net assets in Illiquid Securities.

The Value Portfolio reserves the right to engage in securities lending.

For  the  fiscal  year  ended  January  31,  2002,  the   corresponding   Former
Portfolio's annual turnover rate was 106.05%. Such a turnover rate may result in higher transaction costs and may result in additional taxes.

The Small Cap Value Portfolio - The investment objective of the Portfolio is to seek long-term capital appreciation. There is no assurance that the Portfolio will achieve its investment objective.

The Portfolio attempts to achieve its investment objective by investing primarily in small capitalization U.S. common stocks, warrants, rights to purchase common stocks, preferred stocks and securities convertible into common stocks (together, "equity securities"). The Portfolio will be as fully invested as practicable and will focus on equity securities of small capitalization issues (and in no event less than 80% in small cap equity securities), which are believed to be undervalued relative to a company's ability to generate cash flows. Systematic Financial Management, L.P. (the "Sub-Adviser") will invest in equity securities of U.S. companies based on an analysis of various fundamental characteristics, including balance sheet items, underlying sales and expense trends, earnings estimates, market position of the company and industry outlook. The Portfolio may also invest in ADRs and enter into repurchase agreements. Although it has no present intention to do so, the Portfolio reserves the ability to write and purchase options for hedging purposes. Although the Portfolio intends to be as fully invested as practicable in equity securities, the Portfolio may invest in up to 15% of its assets in Money Market Instruments.


The Portfolio may invest up to 15% of its net assets in illiquid securities, including restricted securities other than Section 4(2) commercial paper ("Illiquid Securities"). Restricted securities, including Rule 144A Securities and Section 4(2) commercial paper, that meet the criteria established by the Trust's Board of Trustees will be considered illiquid.

For temporary defensive purposes during periods when the Portfolio's Sub-Adviser determines that market conditions warrant, the Portfolio may invest up to 100% of its assets in Money Market Instruments and may hold a portion of its assets in cash. To the extent the Portfolio is engaged in temporary defensive investment, the Portfolio will not be pursuing its investment objective.

The Portfolio reserves the right to engage in securities lending.

The Portfolio's portfolio turnover will be generally moderate and most likely below 50%, however turnover may be influenced by specific company fundamentals, market environments and investment opportunities. For the fiscal year ended January 31, 2002, the corresponding Former Portfolio's annual turnover rate was 30.12%.

The International Equity Portfolio - The investment objective of the Portfolio is to seek long-term capital appreciation.

The Portfolio invests primarily (at least 80% of its assets) in stocks of foreign issuers located in countries included in the Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI-EAFE"). The MSCI-EAFE Index is an unmanaged index comprised of a sample of companies representative of the market structure of the following European and Pacific Basin countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the U.K. To a lesser degree, the Portfolio may also invest in equity securities of issuers operating in emerging market economics. The Portfolio primarily buys common stock but also can invest in other equity securities. Equity securities include common stock and preferred stock (including convertible preferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts and partnerships; and depositary receipts.

BlackRock International, Ltd. (the "Sub-Adviser"), in an attempt to reduce portfolio risk, will diversify investments across countries, industry groups and companies with investment at all times in at least three foreign countries. The Portfolio may, from time to time, invest more than 25% of its assets in securities whose issuers are located in Japan. From time to time the Portfolio may invest in the securities of issuers located in emerging market countries.

In making investment decisions for the Portfolio, the Sub-Adviser evaluates the risks associated with investing Portfolio assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets, the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Portfolio assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the Sub-Adviser cannot assure that the Portfolio will not suffer losses resulting from investing in foreign countries.

Although the Portfolio intends to be as fully invested as practicable in equity securities of foreign issuers, the Portfolio may invest up to 15% of its assets in Money Market Instruments.

The Portfolio may invest up to 15% of its net assets in illiquid securities, including restricted securities other than Section 4(2) commercial paper ("Illiquid Securities"). Restricted securities, including Rule 144A Securities and Section 4(2) commercial paper, that meet the criteria established by the Trust's Board of Trustees will be considered illiquid.

For temporary defensive purposes during periods when the Portfolio's Sub-Adviser determines that market conditions warrant, the Portfolio may invest up to 100% of its assets in Money Market Instruments and may hold a portion of its assets in cash. To the extent the Portfolio is engaged in temporary defensive investing, the Portfolio will not be pursuing its investment objective.

The Portfolio may use options or futures when consistent with its investment objective. The primary purpose of using derivatives is to attempt to reduce risk to the Portfolio as a whole (hedge) but they may also be used to maintain liquidity, commit cash pending investment or to increase returns. The Portfolio may also use forward currency exchange contracts (obligations to buy or sell a currency at a set rate in the future) to hedge against movements in the value of foreign currencies.

The Portfolio may lend securities (up to 33 1/3% of the value of its total assets) on a short-term basis in order to earn extra income. The Portfolio will receive collateral in cash or high quality securities equal to the current value of the loaned securities.

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. The Portfolio's turnover may be influenced by specific company fundamentals, market environments and investment opportunities.

For  the  fiscal  year  ended  January  31,  2002,  the   corresponding   Former
Portfolio's annual turnover rate was 120.11%.

The Intermediate-Term Income Portfolio - The investment objective of the Intermediate-Term Income Portfolio is current income consistent with limited price volatility. There is no assurance that the Portfolio will achieve its investment objective.

Under normal circumstances, at least 80% of the Portfolio's assets will be invested in the following United States Dollar denominated obligations: (i) bills, notes receipts and bonds issued by United States Treasury and STRIPs of such obligations that are transferable through the Federal Book-Entry System ("U.S. Treasury Obligations"); (ii) obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities; (iii) corporate bonds and debentures rated A or better by Standard & Poor's Corporation ("S&P") or A or better by Moody's Investors Service ("Moody's") or of comparable quality at the time of purchase as determined by the Adviser; (iv) commercial paper rated A-1 or better by Moody's or P-1 or better by S&P or of comparable quality at the time of purchase as determined by the Adviser; (v) short-term bank obligations consisting of certificates of deposit, time deposits, and bankers' acceptances of U.S. commercial banks or savings and loan institutions with assets of at least $1.0 billion as shown on their most recent public financial statements, that the Adviser deems to be comparable in quality to corporate obligations in which the Portfolio may invest; and (vi) repurchase agreements involving any of the above securities. The Portfolio will seek to limit price volatility by maintaining an average weighted maturity of three to ten years.

The remaining 20% of the Portfolio's assets may be invested in: (i) debt securities issued or guaranteed by the government of Canada or its provincial or local governments; (ii) debt securities issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities and debt securities of supranational entities; (iii) mortgage-backed securities and asset-backed securities rated in one of the top two categories by S&P or Moody's; (iv) receipts evidencing separately traded interest and principal component parts of U.S. government obligations ("STRIPS"); (v) taxable municipal securities rated A or better by S&P or Moody's or of comparable quality at the time of purchase as determined by the Adviser; (vi) corporate bonds and debentures rated BBB by S&P or Moody's or of comparable quality at the time of purchase as determined by the Adviser; and (vii) repurchase agreements involving such securities. The Portfolio will limit its purchase of corporate securities rated BBB by S&P or Moody's (or of comparable quality) to 10% of its total assets. The Portfolio may invest in futures and options for hedging purposes, and will limit the outstanding obligations to purchase securities under futures contracts to not more than 20% of the Portfolio's total assets.

In the event a security owned by the Portfolio is downgraded below these ratings categories, the Adviser will review the quality and credit-worthiness of such security and take action, if any, that it deems appropriate.

The Portfolio expects to maintain an average weighted remaining maturity of three to ten years, although there are no restrictions on the maturity of any single instrument.

The Portfolio may invest up to 15% of its net assets in Illiquid Securities (as defined in the "Description of Permitted Investments" section).

The Portfolio may enter into forward commitments or purchase securities on a when-issued basis where such purchases are for investment and not for speculative purposes. In addition, the Portfolio reserves the right to engage in securities lending. For the fiscal year ended January 31, 2002, the corresponding Former Portfolio's annual turnover rate was approximately 9.84%.

The Michigan Tax Free Bond Portfolio - The investment objective of the Michigan Tax Free Bond Portfolio is current income exempt from federal and Michigan income taxes consistent with preservation of capital. There is no assurance that the Portfolio will achieve its investment objective.

The Portfolio will invest primarily in obligations issued by or on behalf of the states, territories or possessions of the United States or the District of Columbia or their political subdivisions, agencies or instrumentalities, the interest of which, in the opinion of counsel for the issuer, is exempt from federal income tax (collectively, "Municipal Securities"). It is a fundamental policy of the Portfolio that at least 80% of its net assets will be invested in municipal securities the interest on which is exempt from federal income tax and not subject to taxation as a preference item for purposes of the alternative minimum tax. Under normal circumstances, at least 80% of the Portfolio will be invested in municipal bonds and notes and, except where acceptable securities are unavailable as determined by the Adviser, at least 80% of the Portfolio's assets will be invested in Municipal Securities, the interest of which, in the opinion of bond counsel to the issuer, is exempt from Michigan income tax ("Michigan Municipal Securities"). The Adviser expects to be fully invested in Municipal Securities. The Portfolio will purchase Municipal Securities that meet the following criteria: (i) municipal bonds rated in one of the four highest rating categories ("investment grade"); (ii) municipal notes rated in one of the two highest rating categories; (iii) commercial paper rated in one of the two highest short term rating categories; or (iv) any of the foregoing that are not rated but are determined by the Adviser to be of comparable quality at the time of investment. The Portfolio may also invest up to 5% of its net assets in securities of closed-end investment companies traded on a national securities exchange.

Debt rated in the fourth highest category by an NRSRO is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Such debt lacks outstanding investment characteristics and in fact has speculative characteristics as well.

The Portfolio expects to maintain an average weighted remaining maturity of three to ten years. The maximum maturity for any individual security is thirty years.

The Portfolio may invest up to 15% of its net assets in Illiquid Securities.

The Michigan Tax Free Bond Portfolio currently contemplates that it will not invest more than 25% of its total assets (at market value at the time of purchase) in Municipal Securities, the interest of which is paid from venues or projects with similar characteristics. See also "Description of Permitted Investments - Special Factors Relating to Michigan Municipal Securities."
The Portfolio is a non-diversified investment company which means that more than 5% of its assets may be invested in one or more issuers, although the Adviser does not intend to invest more than 10% of the Portfolio's assets in any one issuer. Since a relatively high percentage of assets of the Portfolio may be invested in the obligations of a limited number of issuers, the value of shares of the Portfolio may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The Portfolio intends to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

The Portfolio may enter into forward commitments or purchase securities on a when-issued basis where such purchases are for investment and not for speculative purposes. In addition, the Portfolio may also engage in securities lending.

The Portfolio's portfolio turnover will be generally moderate and most likely below 50%, however turnover may be influenced by specific company fundamentals, market environments and investment opportunities. For the fiscal year ended January 31, 2002, the corresponding Former Portfolio's annual turnover rate was 0%.

The Prime Obligation Money Market Portfolio - The investment objective of the Prime Obligation Money Market Portfolio is to preserve principal value and maintain a high degree of liquidity while providing current income. It is also a fundamental policy of the Portfolio to use its best efforts to maintain a constant net asset value of $1.00 per share. There is no assurance that the Portfolio will achieve its investment objective or that it will be able to maintain a constant net asset value of $1.00 per share on a continuous basis.

The Portfolio intends to comply with regulations of the Securities and Exchange Commission ("SEC") applicable to money market funds using the amortized cost method for calculating net asset value. These regulations impose certain quality, maturity and diversification restraints on Portfolio investments. Under these regulations, the Portfolio will invest in only U.S. dollar denominated securities, will maintain an average maturity on a dollar-weighted basis of 90 days or less, and will acquire only "eligible securities" that present minimal credit risks and have a maturity of 397 days or less, as defined by Rule 2a-7 under the Investment Company Act of 1940 ("Rule 2a-7"). For a further discussion of these rules, see "Description of Permitted Investments."

The Portfolio intends to invest exclusively in: (i) bills, notes, receipts and bonds issued by the United States Treasury and STRIPs of such obligations that are transferable through U.S. Treasury Obligations; (ii) obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. government; (iii) receipts evidencing separately traded interest and principal component parts of U.S. government obligations; (iv) commercial paper of United States or foreign issuers, including asset-backed securities rated in one of the two highest short-term rating categories at the time of investment or, if not rated, as determined by Wellington Management Company, LLP (the "Sub-Adviser") to be of comparable quality; (v) obligations of U.S. and foreign savings and loan institutions and commercial banks (including foreign branches of such banks) that have total assets of $1 billion or more as shown on their most recently published financial statements; (vi) U.S. dollar denominated obligations of foreign governments including Canadian and Provincial government and Crown Agency obligations; (vii) corporate obligations, including asset-backed securities, of U.S. and foreign issuers with a remaining term of not more than 397 days, rated, at the time of investment, in one of the two highest short-term rating categories by two or more NRSROs, or one NRSRO if only one NRSRO has rated the security, or if the obligation has no short-term rating, it should be of an issuer that issues commercial paper of comparable priority and security meeting the above short-term ratings or, if not a rated security as defined by Rule 2a-7, determined by the Sub-Adviser to be of comparable quality; (viii) repurchase agreements involving any of the foregoing obligations; (ix) short-term obligations issued by state and local governmental issuers, which are rated, at the time of investment, by at least two nationally recognized statistical ratings organizations ("NRSROs") in one of the two highest municipal bond rating categories, and carry yields that are competitive with those of other types of money market instruments of comparable quality and security that meet the above ratings or, if not rated, determined by the Sub-Adviser to be of comparable quality; (x) obligations of supranational entities satisfying the credit standards described above or, if not rated, determined by the Portfolio's Sub-Adviser to be of comparable quality; and (xi) to the extent permitted by applicable law, shares of other investment companies.

The Portfolio may invest up to 10% of its net assets in Illiquid Securities.

The  Portfolio  reserves  the  right  to  engage  in  securities  lending.   The
Portfolio may also engage in forward commitments or purchase securities on a when-issued basis.

DESCRIPTION OF PERMITTED INVESTMENTS

American  Depositary  Receipts ("ADRs"),  European Depositary Receipts ("EDRs"),
Continental   Depositary   Receipts  ("CDRs")  and  Global  Depositary  Receipts
("GDRs").

ADRs  are  securities,  typically  issued  by a U.S.  financial  institution  (a
"depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs, which are sometimes referred to as Continental Depositary Receipts, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities markets, EDRs are designed for trading in European securities markets and GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

Asset-backed Securities
Asset-backed securities are secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the cardholder.

Bankers' Acceptances
Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

Investing in Other Investment Companies
The Portfolios may invest their assets in securities of other investment companies as an efficient means of carrying out their investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Portfolios in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Portfolios expect that their investments in other investment companies may include shares of money market funds, including funds affiliated with the Portfolio's investment adviser.

The Portfolios may invest in the securities of affiliated money market funds as an efficient means of managing the Portfolio's uninvested cash.

Certificates of Deposit
Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.


Commercial Paper
Commercial  paper is a term used to  describe  unsecured  short-term  promissory
notes  issued  by  banks,  municipalities,   corporations  and  other  entities.
Maturities on these issues vary from a few to 270 days.

Convertible Securities
 While convertible securities generally offer lower yields than nonconvertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.


Currency Transactions
The International Equity Portfolio may engage in currency transactions in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures and options thereon, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Portfolio may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from an NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.
The Portfolio's dealings in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions ("Transaction Hedging") or portfolio positions ("Position Hedging").

Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of the Portfolio, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. The Portfolio may enter into Transaction Hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Portfolio will be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. The Portfolio may use Position Hedging when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. The Portfolio may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

The Portfolio will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

The Portfolio may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Portfolio has or in which that Portfolio expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Portfolio may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Portfolio's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Portfolio's securities denominated in linked currencies. For example, if the Sub-Adviser considers that the Swedish krone is linked to the Euro, the Portfolio holds securities dominated in krone and the Advisor believes that the value of the krone will decline against the U.S. dollar, the Advisor may enter into a contract to sell Euros and buy U.S. dollars.

Currency Hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Portfolio if the currency being hedged fluctuates in value to a degree in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not by present or may not be present during the particular time that the Portfolio is engaging in proxy hedging. If the Portfolio enters into a currency hedging transaction, the Portfolio will "cover" its position so as not to create a "senior security" as defined in Section 18 of the 1940 Act.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by
government   exchange  controls,   blockages,   and  manipulations  or  exchange
restrictions imposed by governments. These can result in losses to the Portfolio if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Equity Securities
Investments in common stocks are subject to market risks that may cause their prices to fluctuate over time. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will affect a Portfolio's net asset value.

Fixed Income Securities
Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. Changes in the value of portfolio securities will not affect cash income derived from these securities but will affect a Portfolio's net asset value. Bonds rated BBB by S&P or Moody's are to be considered as investment medium grade obligations. Such debt rated BBB has an adequate capacity to pay interest and repay principal although it is more vulnerable to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Such securities are considered to have speculative characteristics.

Foreign Securities
The Growth Portfolio, Value Portfolio, International Equity Portfolio, Intermediate-Term Income Portfolio, and Prime Obligation Money Market Portfolio may invest in U.S. dollar denominated obligations or securities of foreign issuers. Permissible investments may consist of obligations of foreign branches of U.S. banks and of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper and other short-term corporate obligations, foreign securities and Europaper. In addition, the Growth Portfolio, Value Portfolio, International Equity Portfolio and Intermediate-Term Income Portfolio may invest in ADRs. These instruments may subject the Portfolio to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Investments in securities of foreign issuers may subject a Portfolio to different risks than those attendant to investments in securities of United States issuers, such as differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, and political instability. There may be less publicly available information with regard to foreign issuers than with domestic issuers. In addition, foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Investments in foreign securities usually will involve currencies of foreign countries. Moreover, a Portfolio may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and the value of these assets for the Portfolio as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations and the Portfolio may incur costs in connection with conversions between various currencies. Although a Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies, if any, into U.S. dollars on a daily basis. It may do so from time to time and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the
"spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer. Each Portfolio will conduct its foreign currency exchange transactions, if any, either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward foreign currency exchange contracts.

Each of the risks associated with investing in foreign securities may be magnified for securities issued by companies operating in emerging market countries. Emerging market countries are all countries that are considered to be developing or emerging countries by the World Bank or the International Finance Corporation, as well as countries classified by the United Nations or otherwise regarded by the international financial community as developing. Currently, the countries excluded from this category are Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

By investing in foreign securities, the Portfolios attempt to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by each Portfolio's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities.

Futures Contracts and Options
The International Equity Portfolio, Intermediate-Term Income Portfolio, and Michigan Tax Free Bond Portfolio may invest in futures contracts and options. Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases, the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or government securities with or for the account of a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Deposit requirements on futures contracts customarily range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy the required margin, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Portfolios expect to earn interest income on their margin deposits.

Traders in futures contracts and related options may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held or expected to be acquired for investment purposes. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The Portfolios intend to use futures contracts and related options only for bona fide hedging purposes.

A Portfolio may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), for (i) "bona fide hedging purposes," or (ii) for other purposes to the extent the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of a Portfolio's net assets. A Portfolio will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging interest, the Portfolios expect that approximately 75% of their futures contract purchases will be "completed," that is, equivalent amounts of related securities will have been purchased or are being purchased by the Portfolios upon sale of open futures contracts.

Although techniques other than the sale and purchase of futures contracts and options on futures contracts could be used to control the Portfolios' exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Portfolios will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities. A Portfolio's obligations under any futures contract or related option will be "covered" by high quality, liquid securities or cash held in a segregated account or by holding, or having the right to acquire without additional cost, the underlying asset.

Risk Factors in Futures Transactions - Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Portfolios would continue to be required to make daily cash payments to maintain the required margin. In such situations, if the Portfolio has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Portfolio may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge it.

The Portfolios will minimize the risk that they will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to a Portfolio. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies of the Portfolio are engaged in only for hedging purposes, the Adviser or Sub-Adviser does not believe that the Portfolios would be subject to the risks of loss frequently associated with futures transactions. The Portfolios presumably would have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline. The risk of loss from the purchase of options is less as compared with the purchase or sale of futures contracts because the maximum amount at risk is the premium paid for the option.

Utilization of futures transactions by the Portfolios does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the securities being hedged. It is also possible that a Portfolio could both lose money on futures contracts and experience a decline in value of its securities. There is also the risk of loss by the Portfolio of margin deposits in the event of the bankruptcy of a broker with whom the Portfolio has an open position in a futures contract or related option.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

Illiquid Securities
Illiquid securities are securities that cannot be disposed of within seven business days at approximately the value at which they are being carried on a Portfolio's books. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, where there is no secondary market for such security, and repurchase agreements with durations over seven days in length.

Investment Companies
The Portfolios may invest in securities of other investment companies as permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder. These investment companies typically incur fees that are separate from those fees incurred directly by the Portfolios. A Portfolio's purchase of such investment company securities results in a layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

Mortgage-Backed Securities
The Intermediate-Term Income Portfolio and Prime Obligation Money Market Portfolio may invest in securities issued by U.S. government agencies or instrumentalities such as the Government National Mortgage Association ("GNMA"), a wholly owned U.S. government corporation which guarantees the timely payment of principal and interest. Other governmental issuers of mortgage-backed securities include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Obligations of FNMA and FHLMC are not backed by the full faith and credit of the U.S. government. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans. Mortgage-backed certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, mortgage-backed certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although mortgage-backed certificates may offer yields higher than those available from other types of U.S. government securities, mortgage-backed certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a mortgage-backed certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed certificate originally purchased at a premium to decline in price to its par value, which may result in a loss.

The Intermediate-Term Income Portfolio may invest in mortgage-backed securities and asset-backed securities. The principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs"), and interest only and principal only stripped securities ("IOs" and "POs") which are rated in one of the two top categories by S&P or Moody's. The mortgages backing these securities include conventional 30-year fixed rate mortgages, graduated payment mortgages and adjustable rate mortgages. These mortgages may be supported by various types of insurance, may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. government, its agencies or instrumentalities. However, the guarantees do not extend to the mortgage-backed securities' yield or value, which are likely to vary inversely with fluctuations in interest rates. These certificates are in most cases "pass through" instruments, through which, except for IOs and POs, the holder receives a share of all interest and principal payments from the mortgages underlying the certificate; in the case of IOs, the holder receives a share only of interest payments, and for POs, a share only of principal payments. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life or realized yield of a particular issue of pass-through certificates. When the mortgage obligations are prepaid, the Portfolio reinvests the prepaid amounts in securities, the yield of which reflects interest rates prevailing at the time. Moreover, prepayments that underlie securities purchased at a premium could result in capital losses. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Such acceleration can be expected to reduce the final yield realized by holders of IO securities, perhaps to a negative value. Deceleration of prepayments will reduce somewhat the final yield realized by holders of PO securities.

Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. government, its agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

In addition to mortgage-backed securities, the Intermediate-Term Income Portfolio may invest in securities secured by asset backed securities including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.

Municipal Securities
Municipal notes in which the Michigan Tax Free Bond Portfolio may invest, include, but are not limited to, general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes.

The Adviser may purchase industrial development and pollution control bonds if the interest paid is exempt from federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Tax-exempt commercial paper in which the Michigan Tax Free Bond Portfolio may invest will be limited to investments in obligations which are rated at least A-2 by S&P or Prime-2 by Moody's at the time of investment or which are of equivalent quality as determined by the Adviser.

Other types of tax-exempt instruments that are permissible investments for the Michigan Tax Free Bond Portfolio include floating rate notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Portfolio can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. The Portfolio may use the longer of the period required before the Portfolio is entitled to prepayment under such obligations or the period remaining until the next interest rate adjustment date for purposes of determining the maturity. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must in the Adviser's opinion be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Adviser may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

The Adviser has the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility  and  liquidity to permit the  Michigan  Tax Free Bond  Portfolio to meet redemptions and remain as fully invested as possible in municipal securities. The Portfolio reserves the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Portfolio would limit its put transactions to institutions which the Adviser believes present minimum credit risks, and the Adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, the Portfolio would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Portfolio and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Portfolio could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures; at which time it should realize the full par value of the security.

The municipal securities purchased subject to a put, may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Portfolio. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Portfolio could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Portfolio, the Portfolio could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Portfolio may purchase subject to a put but the amount paid directly or indirectly for puts which are not integral parts of the security as originally issued held in the Portfolio will not exceed 1/2 of 1% of the value of the total assets of such Portfolio calculated immediately after any such put is acquired. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Portfolio including such securities the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

Special Factors Relating to Michigan Municipal Securities - Because the Michigan Tax Free Bond Portfolio invests primarily in Michigan Municipal Securities, the Portfolio is more susceptible to factors adversely affecting issuers of Michigan Municipal Securities than a mutual fund that does not invest as heavily in such securities. Investors should consider carefully the special risks inherent in the Portfolio's investment in Michigan Municipal Securities.

Investors should be aware that the economy of the State of Michigan has, in the past, proven to be cyclical, due primarily to the fact that the leading sector of the State's economy is the manufacturing of durable goods.

The State's economy could be affected adversely by changes in the auto industry, notably consolidation and plant closings resulting from competitive pressures and over-capacity. Such actions could adversely affect State revenues and the financial impact on the local units of government in the areas in which plants are closed could be more severe.

The principal revenues sources for the State's General Fund are taxes from sales, personal income, single business, and excise taxes. Under the State Constitution, expenditures from the General Fund are not permitted to exceed available revenues. The principal expenditures from the General Fund are directed towards education, public protection, mental and public health, and social services.

The Michigan Constitution of 1963 limits the amount of total revenues of the State raised from taxes and certain other sources to a level for each fiscal year equal to a percentage of the State's personal income for the prior calendar year or average of the prior three calendar years, whichever is greater, and this fixed percentage equals the percentage of the 1978-79 fiscal year state government revenues to total calendar 1977 State personal income (which was 9.49%). In the event that the State's total revenues exceed the limit by one percent or more, the Michigan Constitution of 1963 requires that the excess be refunded to taxpayers. Any excess of less than 1% may be transferred to the Budget Stabilization Fund.

There can be no assurance that any financial difficulties the State may experience will not adversely affect the market value or marketability of the Michigan Municipal Securities in the Portfolio or the ability of the respective obligors to pay interest on or principal of the Michigan Municipal Securities in the Portfolio, particularly in view of the dependency of local governments and other authorities upon State aid and reimbursement programs and, in the case of bonds issued by the State Building Authority, the dependency of the State Building Authority on the receipt of rental payments from the State to meet debt service requirements upon such bonds.

The Michigan Tax Free Bond Portfolio may contain general obligation bonds of local units of government pledging the full faith and credit of the local unit which are payable from the levy of ad valorem taxes on taxable property within the jurisdiction of the local unit. Challenges to the ability of local units to levy such taxes could have an adverse impact on the ad valorem tax bases of such units that could adversely affect their ability to raise funds for operation and debt service requirements.

Short-term Obligations of State and Local Governmental Issuers - The Prime Obligation Money Market Portfolio may, when deemed appropriate by its Sub-Adviser in light of the Portfolio's investment objective, invest in high quality, short-term obligations issued by state and local governmental issuers which, as a result of the Tax Reform Act of 1986, carry yields that are competitive with those of other types of money market instruments of comparable quality.

Options
 The Growth Portfolio, International Equity Portfolio, Intermediate-Term Income Portfolio and Michigan Tax Free Bond Portfolio may write call options on a covered basis only. The Intermediate-Term Income Portfolio and Michigan Tax Free Bond Portfolio may also enter into bond futures contracts and options on such contracts. Neither Portfolio will engage in option writing strategies for speculative purposes. The Small Cap Value Portfolio may write and sell both call options and put options, provided that the aggregate value of such options does not exceed 15% of the Portfolio's net assets as of the time such options are entered into by the Portfolio.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Portfolio's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Portfolio the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Portfolio's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Portfolio against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. A Portfolio is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

A Portfolio's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange;
(iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. A Portfolio will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Portfolio to require the Counterparty to sell the option back to the Portfolio at a formula price within seven days. Each Portfolio expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Portfolio or fails to make a cash settlement payment due in accordance with the terms of that option, a Portfolio will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser or Sub-Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied.

Covered Call Writing - The Growth Portfolio and International Equity Portfolio may write covered call options on its securities provided the aggregate value of such options does not exceed 10% of that Portfolio's net assets as of the time such options are entered into by the Portfolio. The advantage to a Portfolio of writing covered calls is that the Portfolio receives a premium, which is additional income. However, if the security rises in value, the Portfolio may not fully participate in the market appreciation.

In covered call options written by a Portfolio, the Portfolio will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Portfolio would be required to continue to hold a security, which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Portfolio will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

Receipts
Receipts are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments.

Repurchase Agreements
Repurchase agreements are arrangements by which a Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. A Portfolio will have actual or constructive possession of the security as collateral for the repurchase agreement. Collateral must be maintained at a value at least equal to 102% of the purchase price. A Portfolio bears a risk of loss in the event the other party defaults on its obligations and a Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities or if a Portfolio realizes a loss on the sale of the collateral. A Portfolio will enter into repurchase agreements on behalf of a Portfolio only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.

Restraints on Investments by Money Market Funds
Investments by a money market fund are subject to limitations imposed under regulations adopted by the SEC. Under these regulations, money market funds may only acquire obligations that present minimal credit risk and that are "eligible securities," as defined by Rule 2a-7, which means they are (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"); or (ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality ("second tier security"). A security is not considered to be unrated if its issuer has outstanding obligations of comparable priority and security that have a short-term rating. A money market fund may invest up to 25% of its assets in "first tier" securities of a single issuer for a period of up to three business days. The securities that money market funds may acquire may be supported by credit enhancements, such as demand features or guarantees. The SEC regulations limit the percentage of securities that a money market fund may hold for which a single issuer provides credit enhancements.

Restricted Securities
The Value Portfolio and Prime Obligation Money Market Portfolio may invest in restricted securities that are securities in which the Trust may otherwise invest as provided in the Prospectus and this Statement of Additional Information. Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the "Act"), or an exemption from registration. Each of these Portfolios may invest up to 15% (10% for the Prime Obligation Money Market Portfolio) of its net assets in illiquid securities, including restricted securities. Each Portfolio may invest in Section 4(2) commercial paper. Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the Act and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market in such commercial paper. The Trust believes that Section 4(2) commercial paper is liquid to the extent it meets the criteria established by the Trust's Board of Trustees. The Trust intends to treat such commercial paper as liquid and not subject to the investment limitations applicable to illiquid securities or restricted securities.

Securities Lending
The Portfolios may lend securities pursuant to agreements requiring that the loans be continuously secured by collateral received (in an amount equal to 102% of the market value of domestic loans and 105% of the market value of loans of foreign securities), and the collateral be marked to market daily to reflect changes in market value of the loaned securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Portfolio exceed one-third of the value of a Portfolio's total assets taken at fair market value (including any collateral received in connection with such loans). A Portfolio will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. government securities. However, a Portfolio will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser or Sub-Adviser to be of good standing and when, in the judgment of the Adviser or Sub-Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Portfolios may use the Distributor or a broker/dealer affiliate of the Adviser or Sub-Adviser as a broker in these transactions.

Securities of Foreign Issuers
There are certain risks connected with investing in foreign securities. These include risks of adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, less uniformity in accounting and reporting requirements, the possibility that there will be less information on such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions  on foreign  investments in other  jurisdictions,  difficulties  in effecting repatriation of capital invested abroad, and difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be subject to foreign taxes, and may be less marketable than comparable U.S. securities. The value of a Portfolio's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and a Portfolio may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains if any, to be distributed to shareholders by a Portfolio.

Separately Traded Interest and Principal Securities ("STRIPS")
 The Value Portfolio, Intermediate-Term Income Portfolio and Prime Obligation Money Market Portfolio may invest in STRIPS, which are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. The Adviser will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate a Portfolio's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 adopted under the 1940 Act, the Adviser or Sub-Adviser will only purchase STRIPS for the Prime Obligation Money Market Portfolio that have a remaining maturity of 397 days or less; therefore, the Portfolio currently may only purchase interest component parts of U.S. Treasury Securities. The Adviser or Sub-Adviser of a Portfolio will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the Prime Obligation Money Market Portfolio.

Time Deposits
Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, they earn a specified rate of interest over a definite period of time; however, they cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

U.S. Government Agency Securities
 Certain of the investments of all of the Portfolios may include U.S. Government Agency Securities. Agencies of the U.S. government which issue obligations consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration, and the Tennessee Valley Authority. Obligations of instrumentalities of the U.S. government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury. Others are supported by the right of the issuer to borrow from the Treasury and still others are supported only by the credit of the instrumentality.

Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

U.S. Treasury Obligations
U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal Book-Entry System known as STRIPS.

Variable Amount Master Demand Notes
 The Intermediate-Term Income Portfolio, Michigan Tax Free Bond Portfolio and Prime Obligation Money Market Portfolio may invest in variable amount master demand notes that may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Trust, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes. It is not generally contemplated that such instruments will be traded. The Adviser or Sub-Adviser will monitor on an ongoing basis the earning power, cash flow and liquidity ratio of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.


Variable and Floating Rate Instruments
Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

Warrants
Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period.

When-Issued Securities
 The Intermediate-Term Income Portfolio, Michigan Tax Free Bond Portfolio and Prime Obligation Money Market may invest in when-issued securities.

These securities involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. These Portfolios will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment  obligation  and  the  interest  rate  that  will  be  received  on  the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

Each of these Portfolios will maintain liquid assets in an amount at least equal in value to the Portfolio's commitments to purchase when-issued securities. If the value of these assets declines, the Portfolio will maintain liquid assets on a daily basis that are equal to the amount of such commitments.

Zero Coupon, Pay-in-kind and Deferred Payment Securities
Zero coupon securities are securities that are sold at a discount to par value and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income" annually. Because a Portfolio will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, a Portfolio will have fewer assets with which to purchase income producing securities. Alternatively, shareholders may have to redeem shares to pay tax on this "phantom income." In either case, a Portfolio may have to dispose of its fund securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing cash to satisfy distribution requirements. A Portfolio accrues income with respect to the securities prior to the receipt of cash payments. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.

INVESTMENT LIMITATIONS

Fundamental Policies
 The following policies are fundamental and may not be changed without the consent of a majority of a Portfolio's outstanding shares. The term "a majority of a Portfolio's outstanding shares" means the vote of (i) 67% or more of the Portfolio's shares present at a meeting if more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or
(ii) more than 50% of the Portfolio's shares, whichever is less.

A Portfolio may not:

1. Purchase securities of any issuer (except securities of other investment companies and securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities)  if,  as a result,  more  than 5% of the  total  assets of the
      Portfolio would be invested in the securities of such issuer. This restriction applies to 75% of a Portfolio's assets. In addition, a Portfolio may not acquire more than 10% of the voting securities of any one issuer. These limitations do not apply to the Michigan Tax Free Bond Portfolio. As a money market fund, the Prime Obligation Money Market Portfolio is subject to additional diversification requirements.
2.    Purchase  any  securities  which  would  cause  more than 25% of the total assets of the Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to (a) investments in the obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities, (b) investments in tax-exempt securities issued by governments or political subdivisions of government or (c) obligations issued by domestic branches of United States banks or United States branches of foreign banks subject to the same regulations as United States banks. For purposes of this limitation (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational entities will be considered to be a separate industry; and (iv) loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower.

3. Make loans, except that a Portfolio may (i) purchase or hold debt instruments in accordance with its investment objective and policies;
      (ii) enter into repurchase agreements; and (iii) engage in securities lending.

4.    Invest in companies for the purpose of exercising control.

5. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Portfolio's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Portfolio shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of a Portfolio's total assets will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

6. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

7. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts. However, subject to their permitted investments, any Portfolio may invest in companies that invest in real estate commodities or commodities contracts and may invest in financial futures contracts and related options.

8.    Act as an  underwriter  of securities of other issuers except as it may be
      deemed  an  underwriter  under  federal   securities  laws  in  selling  a
      portfolio security.

9.    Issue  senior   securities  (as  defined  in  the  1940  Act),  except  in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

10. The Michigan Tax Free Bond Portfolio shall invest at least 80% of its net assets in municipal securities that generate income exempt from federal and Michigan state income taxes.

Non-Fundamental Policies

The following investment limitations of the Portfolios are non-fundamental and may be changed by the Trust's Board of Trustees without shareholder approval.


1. No Portfolio may invest in illiquid securities in an amount exceeding, in the aggregate, 15% of a portfolio's net assets (10% for the Prime Obligation Money Market Portfolio).

2. No Portfolio may invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

3. A Portfolio may not make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

4. A Portfolio may not purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder. The Prime Obligation Money Market Portfolio will invest in the shares of another money market fund only if (i) such other money market fund is subject to Rule 2a-7 under the 1940 Act; (ii) such other money market fund has investment criteria equal to or higher than those of such Portfolio; and (iii) the Trust's Board of Trustees monitors the activities of such other money market fund.

The foregoing percentages, except with respect to borrowings and illiquid securities, will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

THE ADVISER

General. CB Capital Management, Inc. (the "Adviser"), 328 S. Saginaw Street, Flint, Michigan 48502, is a wholly owned subsidiary of Citizens Bank, and serves as investment adviser to the Portfolios pursuant to an investment advisory agreement (the "Advisory Agreement") with the Trust. Citizens Bank was incorporated in 1871 in the State of Michigan. Citizens Bank is a wholly-owned subsidiary of Citizens Banking Corporation. Citizens Banking Corporation is an interstate bank holding company with over $8.4 billion in assets and 202 banking offices in Michigan and Illinois. As of January 1, 2002, the Adviser's total assets under management were $3.1 billion. The Adviser has managed bank common funds, pension plan assets and personal trust assets since 1927. The Adviser has experience as an investment adviser to the Former Portfolios.

Advisory Agreement with the Trust. Under the Advisory Agreement, the Adviser is responsible for the investment decisions for each Portfolio, and continuously reviews, supervises and administers each Portfolio's investment program. The Advisory Agreement also provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Portfolios by a majority of the outstanding shares of the Portfolios, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

The Trust and the Adviser have employed Wellington Management Company, LLP as the investment sub-adviser to the Prime Obligation Money Market Portfolio, Systematic Financial Management, L.P. as the investment sub-adviser to the Value Portfolio and Small Cap Value Portfolios, Nicholas-Applegate Capital Management as the investment sub-adviser to the Growth Portfolio and BlackRock International, Ltd., as the investment sub-adviser to the International Equity Portfolio, to manage the Portfolios on a day-to-day basis, in each case subject to the supervision of the Adviser and the Trustees. In conjunction with the Adviser, each investment sub-adviser makes the investment decisions for the assets of the respective Portfolio and continuously reviews, supervises and administers the Portfolio's investment program. See "The Sub-Advisers."

Advisory Fees Paid to the Adviser. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Portfolio as follows: Growth Portfolio, 0.34%; Value Portfolio, 0.29% on the first $50 million, 0.39% on the next $50 million, and 0.34% on any amount above $100 million; Small Cap Value Portfolio, 0.34%; International Equity Portfolio, 0.30%; Intermediate-Term Income Portfolio, 0.50%; Michigan Tax Free Bond Portfolio, 0.50%; and Prime Obligation Money Market Portfolio, 0.225% on the first $500 million, and 0.28% in excess of $500 million.

For the fiscal years ended January 31, 2000, 2001 and 2002, the corresponding Former Portfolios paid the following advisory fees to the Adviser:

                                              Fees Paid             Fees Waived
Portfolio  (Dollar  amounts  shown  are             2002  2000  2001  2002
---------                                           ----  ----  ----  ----
represented in thousands)               2000  2001
                                        ----  ----
Growth                                  $204  $289  $226   $0    $0    $0
Portfolio
Value Portfolio                         $173  $278  $282   $0    $0    $9
Small Cap Value Portfolio                $20  $180  $197   $29   $19   $18
International Equity Portfolio            *    $25   $75    *    $14   $61
Intermediate-Term Income Portfolio      $542  $577  $506  $238  $253  $242
Michigan       Tax      Free       Bond $307  $296  $258  $154  $151  $155
Portfolio
Prime Obligation Money Market Portfolio  $24   $38   $24  $260  $261  $301
 -----------------------------------
 * Not in operation during such period.



THE SUB-ADVISERS

Wellington Management Company, LLP (a "Sub-Adviser" or "Wellington Management") serves as the investment sub-adviser for the Prime Obligation Money Market Portfolio, Systematic Financial Management, L.P. (a "Sub-Adviser" or "Systematic Financial") serves as investment sub-adviser for the Value Portfolio and Small Cap Value Portfolio, Nicholas-Applegate Capital Management (a "Sub-Adviser" or "Nicholas-Applegate") serves as investment sub-adviser for the Growth Portfolio, and BlackRock International, Ltd., (a "Sub-Adviser" or "BIL") serves as investment sub-adviser for the International Equity Portfolio pursuant to sub-advisory agreements (each, a "Sub-Advisory Agreement") with the Trust and the Adviser. Under each Sub-Advisory Agreement, the Sub-Adviser manages the investments of the appropriate Portfolio, selects investments, and places all orders for purchases and sales of the Portfolio's securities, subject to the general supervision of the Trustees of the Trust and the Adviser. The Portfolio pays each Sub-Adviser for its services.


Wellington Management Company, LLP ("Wellington Management")

General. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928. Wellington Management Company, LLP, 75 State Street, Boston, MA 02109, is a Massachusetts limited liability partnership, of which the following persons are managing partners: Laurie A Gabriel, Duncan M. McFarland and John R. Ryan.

Sub-Advisory Fees Paid to Wellington Management. For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement, Wellington Management is entitled to receive a fee, computed daily and paid monthly, at the annual rate of .075% of the first $500 million of the Portfolio's average daily net assets and .02% on assets in excess of $500 million. For the fiscal years ended January 31, 2000, 2001 and 2002, Wellington Management received the following sub-advisory fees from the following Former Portfolio:

                                         Fees Paid                        Fees
                                         ---------                        -----
Waived
Portfolio  (Dollar  amounts  shown are  2000   2001    2002  2000  2001  2002
---------                               ----   ----    ----  ----  ----  ----
represented in thousands)
Prime Obligation Money Market           $95    $100    $109   $0    $0    $0
Portfolio

Nicholas-Applegate Capital Management ("Nicholas-Applegate")

General. Nicholas-Applegate serves as the investment sub-adviser for the Growth Portfolio. Nicholas-Applegate has operated as a registered investment adviser providing investment advisory services for a wide variety of clients including employee benefit plans, university endowments, foundations, public retirement systems and unions, other institutional investors and individuals since 1984 and, since April 1987, investment companies. Nicholas-Applegate is controlled by Allianz of America, Inc. ("AZOA"). Allianz AG, the parent of AZOA, is a publicly traded German Aktiengesellschaft (a German publicly traded company), which, together with its subsidiaries, comprises one of the world's largest insurance group (the "Allianz Group"). Allianz AG's address is:
Koeniginstrasse 28, D-80802, Munich, Germany. The principal business address of Nicholas-Applegate is 600 West Broadway, 29th Floor, San Diego, California 92101.

Sub-Advisory Fees Paid to Nicholas-Applegate. For the services provided and the expenses incurred pursuant to the Sub-Advisory Agreement, Nicholas-Applegate is entitled to receive from the Portfolios a fee, calculated daily and paid monthly, at an annual rate of 0.40% of the average daily net assets of each Portfolio.

For the fiscal years ended January 31, 2000, 2001 and 2002, Nicholas-Applegate received the following sub-advisory fees from the following corresponding Former Portfolio:

                                          Fees         Paid         Fees
                                          --------------------------------------
                                          Waived
                                          -------
                                        2000   2001    2002  2000  2001  2002
                                        ----   ----    ----  ----  ----  ----
Portfolio  (Dollar  amounts  shown are
---------
represented in thousands)

Growth Portfolio                        $241   $340    $267   $0    $0    $0

Systematic Financial Management, L.P.
General. Systematic Financial serves as the investment sub-adviser for the Value Portfolio and Small Cap Value Portfolio. Systematic Financial was established in 1982 and has managed these Portfolios on a discretionary basis since their inception. Systematic Financial's clients include foundations, pension funds, public retirement systems and Taft-Hartley plans as well as other institutional investors and individuals. Systematic Financial's value strategy, which was originally developed by its Chief Investment Officer, has been employed since the early 1980's. Systematic Financial is a Delaware limited partnership, with Affiliated Managers Group (AMG) owning a majority share. AMG is a publicly traded asset management company that acquires and holds interests in a diverse group of growing, mid-sized investment management firms. The principal business address of AMG is 600 Hale Street, Prides
Crossing, MA 01965. The principal business address of Systematic Financial Management, L.P. is 300 Frank W. Burr Blvd. Glenpointe East, 7th Floor, Teaneck, NJ 07666.

Sub-Advisory Fees Paid to Systematic Financial. For the services provided and the expenses incurred pursuant to the Sub-Advisory Agreement, Systematic Financial is entitled to receive from the Value Portfolio a fee, calculated daily and paid monthly, at an annual rate of 0.45% of the first $50 million, 0.35% of the next $50 million and 0.40% of any amount above $100 million of the average daily net assets of the Value Portfolio and 0.65% of the average daily net assets of the Small Cap Value Portfolio.

For the fiscal years ended January 31, 2000, 2001 and 2002, Systematic Financial received sub-advisory fees from the following corresponding Former
Portfolios:



                               Fees Paid ..               Fees Waived
                               ----------                 -----------
=========================

Portfolio        (Dollar   2000    2001    2002     2000     2001      2002
---------                  ----    ----    ----     ----     ----      ----
amounts     shown    are
represented           in
thousands)

Value Portfolio            $249    $344    $356      $0       $0        $0

Small      Cap     Value   $93     $380    $412      $0       $0        $0
Portfolio


BlackRock International, Ltd.
General. BlackRock International, Ltd. (BIL) serves as the investment sub-adviser for the International Equity Portfolio. The principal address of BIL is 40 Torphichen Street, Edinburgh EH3 8JB Scotland, U.K. BIL selects, buys and sells securities for the Portfolio under the supervision of the Adviser and the Board of Trustees. BIL is a wholly-owned subsidiary of BlackRock, Inc. (BlackRock), one of the largest publicly traded investment management firms in the United States. BlackRock manages assets on behalf of institutional and individual investors worldwide through a variety of equity, fixed income, liquidity and alternative investment products, including the BLACKROCK FUNDS and BLACKROCK PROVIDENT INSTITUTIONAL FUNDS. In addition, BlackRock provides risk management advice and investment systems services to a growing number of institutional investors under the BLACKROCK SOLUTIONS name. Clients are served from the company's headquarters in New York City, as well as offices in Boston, Edinburgh, Hong Kong, San Francisco, Tokyo and Wilmington. BlackRock is a member of the PNC Financial Services Group (NYSE: PNC), and is majority-owned by PNC and BlackRock employees.

Sub-Advisory Fees Paid to BIL. For the services provided and the expenses incurred pursuant to the Sub-Advisory Agreement, BIL is entitled to receive from the Portfolio a fee, calculated daily and paid monthly, at an annual rate of 0.60% up to $35 million; 0.50% on assets $35 million to $100 million; and 0.40% on assets above $100 million of the average daily net assets of the Portfolio.

For the fiscal period ended January 31, 2001 and 2002, the BIL received sub-advisory fees from the following corresponding Former Portfolio:

                                                       Fees     Paid    Fees
                                                       -------------------------
                                          Waived
                                          ------


      Portfolio   (Dollar  amounts  shown    2001     2002    2001    2002
      ---------                              ----     ----    ----    ----
      are represented in thousands)

       International Equity Portfolio        $76      $154     $0      $0

ADMINISTRATOR AND SUB-ADMINISTRATOR

Federated Services Company, a subsidiary of Federated Investors, Inc., and CB Capital Management, Inc. serve as Administrator and Sub-Administrator to the Portfolios, respectively. Both the Administrator and the Sub-Administrator provide administrative personnel and services (including certain legal and
financial reporting services) necessary to operate the Portfolios.   The
Portfolios pay the Administrator and Sub-Administrator for their services.

Federated Services Company provides these services at the following annual rate of the average aggregate daily net assets of all Portfolios of the Trust as specified below:
Maximum                   Average Aggregate Daily
Administrative Fee        Net Assets of the Portfolios
0.125 of 1%               on the first $400 million
0.100 of 1%               on the next $250 million
                          on assets in excess of $650
0.075 of 1%               million
The administrative fee received during any fiscal year shall be at least
$50,000 per Portfolio and $10,000 on any newly created classes of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Portfolios for expenses.
--------------------------------------------------------------------------------

CB Capital Management, Inc. provides these sub-administrative services at the following annual rate of the average aggregate daily net assets of all Portfolios of the Trust as specified below:

Maximum                   Average Aggregate Daily
Administrative Fee        Net Assets of the Portfolios
0.0475 of 1%              on the first $400 million
0.0725 of 1%              on the next $250 million
                          on assets in excess of $650
0.0975 of 1%              million

--------------------------------------------------------------------------------
DISTRIBUTOR
Edgewood Services, Inc. serves as the Distributor of the Portfolios. Under the Distributor's Contract with the Portfolios, the Distributor offers Shares on a continuous, best-efforts basis.
Class A Distribution Plan
The Distribution Agreement and the Distribution Plan adopted by the Class A shareholders provides that the Class A shares of the Portfolio will pay the Distributor a fee of 0.25% of the average daily net assets which the
Distributor can use to compensate/broker dealers and service providers, including the Adviser and its affiliates which provide administrative and/or distribution services to the Class A shareholders or their customers who beneficially own Class A shares. The Distribution Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution or shareholder service expenses incurred by the Distributor or the amount or payments made to financial institutions and intermediaries. The Trust intends to operate the Distribution Plan in accordance with its terms and with the NASD rules concerning sales charges.

For the  fiscal  years  ended  January  31,  2000,  2001,  and 2002,  the Former
Portfolios paid the following distribution fees to their distributor under a similar Distribution Plan and Agreement:



 --------------------------------------------------------------------------------
                              Distribution Fees Paid      Distribution Fees
                                                           Retained by the
                                                              Distributor
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Portfolio                    2000     2001     2002    2000     2001     2002
 ---------                    ----     ----     ----    ----     ----     ----
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Growth Portfolio           $13,564  $32,189  $21,891                     $176
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Value Portfolio            $11,463  $21,720  $19,961                     $204
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Small Cap Value Portfolio   $3,717  $11,876  $15,808                     $78
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 International       Equity    *       $202    $1,300                      $0
 Portfolio
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Intermediate-Term Income   $15,488  $15,834  $18,327                     $130
 Portfolio
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Michigan Tax Free Bond      $1,082   $1,051   $1,741                      $0
 Portfolio
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Prime Obligation Money     $17,486  $22,807  $36,106                     $288
 Market Portfolio
 --------------------------------------------------------------------------------
 ---------------------------------------

   *  Not in operation during such period.

The following Former Portfolios imposed a front-end sales charge upon their Class A Shares in the amounts shown for the fiscal years ended January 31, 2000, 2001 and 2002:


                                                             Dollar ($) Amount
                                                             of Loads Retained
                                       Dollar ($) Amount of  by the Distributor
                                               Loads           to the Former
                                                                 Portfolios

 Portfolio                              2000   2001    2002  2000  2001   2002
 ---------                              ----   ----    ----  ----  ----   ----

 Growth Portfolio-Class A              8,900  33,130           0     0      0

 Value Portfolio-Class A               5,400  20,364           0     0      0

 Small Cap Value Portfolio-Class A       *     3,995           *     0      0

 International Equity  Portfolio-Class   *       0             *     0      0
 A

 Intermediate-Term Income Portfolio-     0       0             0     0      0
 Class A

 Michigan Tax Free Bond                8,100  16,658           0     0      0
 Portfolio-Class A
 -----------------------------------------
 * Not in operation during such period.

The Prime Obligation Money Market Portfolio offers Class A Shares without a sales charge, and therefore, no information is provided with respect to that Portfolio.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.


CUSTODIAN AND FUND ACCOUNTANT
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Funds. Foreign instruments purchased by a Fund are held by foreign banks participating in a global custody network coordinated by State Street Bank. State Street Bank and Trust Company also provides financial administration and fund accounting services for the Portfolios.

CODES OF ETHICS
The Trust's Board of Trustees, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. In addition, the Advisor and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics (each a "Code" and together the "Codes") apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements, or are prohibited from making such investments. Copies of these Codes are on file with the SEC, and are available to the public.

INDEPENDENT ACCOUNTANTS
The independent public accountant for the Trust, Ernst & Young LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Trust's financial statements and financial highlights are free of material misstatement.

WHO MANAGES AND PROVIDES SERVICES TO THE PORTFOLIOS?

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Trust. Where required, the tables separately list Board members who are "interested persons" of the Trust (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The Golden Oak(R) Family of Funds complex consists of seven investment company portfolios. Unless otherwise noted, each Board member oversees all Portfolios in the Golden Oak Family(R) of Funds complex; serves for indefinite term; and also serves as a Board member of the following investment company complexes: CCMI Fund complex-two portfolios; Banknorth Funds-six portfolios; Federated Investors Fund Complex-139 portfolios; FirstMerit Funds-two portfolios; Regions Funds-eight portfolios; Riggs Funds-nine portfolios; and WesMark Funds-five portfolios.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

Name                  Principal Occupation(s) for Past    Aggregate
Birth Date            Five Years, Other Directorships     Compensation
Address               Held and Previous Positions         From Trust+
Positions Held with
Trust
Date Service Began
                      Principal Occupations: Chief                 $0
John F. Donahue*      Executive Officer and Director
Birth Date: July      or Trustee of the Federated Fund
28, 1924              Complex; Chairman and Director,
CHAIRMAN AND TRUSTEE  Federated Investors, Inc.;
Began serving: May    Chairman, Federated Investment
2002                  Management Company, Federated
                      Global Investment Management
                      Corp. and Passport Research, Ltd.

                      Previous Positions: Trustee,
                      Federated Investment Management
                      Company and Chairman and
                      Director, Federated Investment
                      Counseling.

                      Principal Occupations: President             $0
J. Christopher        or Executive Vice President of
Donahue*              the Federated Fund Complex;
Birth Date: April     Director or Trustee of some of
11, 1949              the Funds in the Federated Fund
EXECUTIVE VICE        Complex; President, Chief
PRESIDENT AND         Executive Officer and Director,
TRUSTEE               Federated Investors, Inc.;
Began serving: May    President, Chief Executive
2002                  Officer and Trustee, Federated
                      Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; President, Chief
                      Executive Officer and Director,
                      Federated Global Investment
                      Management Corp.; President and
                      Chief Executive Officer,
                      Passport Research, Ltd.;
                      Trustee, Federated Shareholder
                      Services Company; Director,
                      Federated Services Company.

                      Previous Position: President,
                      Federated Investment Counseling.

                      Principal Occupations: Director              $0
Lawrence D. Ellis,    or Trustee of the Federated Fund
M.D.*                 Complex; Professor of Medicine,
Birth Date: October   University of Pittsburgh;
11, 1932              Medical Director, University of
3471 Fifth Avenue     Pittsburgh Medical Center
Suite 1111            Downtown; Hematologist,
Pittsburgh, PA        Oncologist and Internist,
TRUSTEE               University of Pittsburgh Medical
Began serving: May    Center.
2002
                      Other Directorships Held:
                      Member, National Board of
                      Trustees, Leukemia Society of
                      America.

                      Previous Positions: Trustee,
                      University of Pittsburgh;
                      Director, University of
                      Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by Federated Securities Corp., which is a subsidiary of Federated Investors, Inc.
--------------------------------------------------------------------------------
+ Because the Portfolios are new portfolios of the Trust, Trustee compensation has not yet been earned and will be reported following the Trust's next fiscal year.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name                  Principal Occupation(s) for Past    Aggregate
Birth Date            Five Years, Other Directorships     Compensation
Address               Held and Previous Positions         From Trust+
Positions Held with
Trust
Date Service Began
                      Principal Occupation: Director               $0
Thomas G. Bigley      or Trustee of the Federated Fund
Birth Date:           Complex.
February 3, 1934
15 Old Timber Trail   Other Directorships Held:
Pittsburgh, PA        Director, Member of Executive
TRUSTEE               Committee, Children's Hospital
Began serving: May    of Pittsburgh; Director, Member
2002                  of Executive Committee,
                      University of Pittsburgh.

                      Previous Position: Senior
                      Partner, Ernst & Young LLP.

                      Principal Occupations: Director              $0
John T. Conroy, Jr.   or Trustee of the Federated Fund
Birth Date: June      Complex; Chairman of the Board,
23, 1937              Investment Properties
Grubb &               Corporation; Partner or Trustee
Ellis/Investment      in private real estate ventures
Properties            in Southwest Florida.
Corporation
3838 Tamiami Trail    Previous Positions: President,
N.                    Investment Properties
Naples, FL            Corporation; Senior Vice
TRUSTEE               President, John R. Wood and
Began serving: May    Associates, Inc., Realtors;
2002                  President, Naples Property
                      Management, Inc. and Northgate
                      Village Development Corporation.

                      Principal Occupation: Director               $0
Nicholas P.           or Trustee of the Federated Fund
Constantakis          Complex; Partner, Andersen
Birth Date:           Worldwide SC (prior to 9/1/97).
September 3, 1939
175 Woodshire Drive   Other Directorships Held:
Pittsburgh, PA        Director and Chairman of the
TRUSTEE               Audit Committee, Michael Baker
Began serving: May    Corporation (engineering and
2002                  energy services worldwide).

                      Principal Occupation: Director               $0
John F. Cunningham    or Trustee of the Federated Fund
Birth Date: March     Complex.
5, 1943
353 El Brillo Way     Other Directorships Held:
Palm Beach, FL        Chairman, President and Chief
TRUSTEE               Executive Officer, Cunningham &
Began serving: May    Co., Inc. (strategic business
2002                  consulting); Trustee Associate,
                      Boston College.

                      Previous Positions: Director,
                      Redgate Communications and EMC
                      Corporation (computer storage
                      systems); Chairman of the Board
                      and Chief Executive Officer,
                      Computer Consoles, Inc.;
                      President and Chief Operating
                      Officer, Wang Laboratories;
                      Director, First National Bank of
                      Boston; Director, Apollo
                      Computer, Inc.

                      Principal Occupation: Director               $0
Peter E. Madden       or Trustee of the Federated Fund
Birth Date: March     Complex; Management Consultant.
16, 1942
One Royal Palm Way    Previous Positions:
100 Royal Palm Way    Representative, Commonwealth of
Palm Beach, FL        Massachusetts General Court;
TRUSTEE               President, State Street Bank and
Began serving: May    Trust Company and State Street
2002                  Corporation (retired); Director,
                      VISA USA and VISA International;
                      Chairman and Director,
                      Massachusetts Bankers
                      Association; Director,
                      Depository Trust Corporation;
                      Director, The Boston Stock
                      Exchange.

                      Principal Occupations: Director              $0
Charles F.            or Trustee of the Federated Fund
Mansfield, Jr.        Complex; Management Consultant;
Birth Date: April     Executive Vice President, DVC
10, 1945              Group, Inc. (marketing,
80 South Road         communications and technology)
Westhampton Beach,    (prior to 9/1/00).
NY
TRUSTEE               Previous Positions: Chief
Began serving: May    Executive Officer, PBTC
2002                  International Bank; Partner,
                      Arthur Young & Company (now
                      Ernst & Young LLP); Chief
                      Financial Officer of Retail
                      Banking Sector, Chase Manhattan
                      Bank; Senior Vice President,
                      HSBC Bank USA (formerly, Marine
                      Midland Bank); Vice President,
                      Citibank; Assistant Professor of
                      Banking and Finance, Frank G.
                      Zarb School of Business, Hofstra
                      University.

John E. Murray,       Principal Occupations:  Director             $0
Jr., J.D., S.J.D.     or Trustee of the Federated Fund
Birth Date:           Complex; Chancellor and Law
December 20, 1932     Professor, Duquesne University;
Chancellor,           Consulting Partner, Mollica &
Duquesne University   Murray.
Pittsburgh, PA
TRUSTEE               Other Directorships Held:
Began serving: May    Director, Michael Baker Corp.
2002                  (engineering, construction,
                      operations and technical
                      services).

                      Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean
                      and Professor of Law, Villanova
                      University School of Law.

                      Principal Occupations:  Director             $0
Marjorie P. Smuts     or Trustee of the Federated Fund
Birth Date: June      Complex; Public
21, 1935              Relations/Marketing
4905 Bayard Street    Consultant/Conference
Pittsburgh, PA        Coordinator.
TRUSTEE
Began serving: May    Previous Positions: National
2002                  Spokesperson, Aluminum Company
                      of America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

                      Principal Occupations:  Director             $0
John S. Walsh         or Trustee of the Federated Fund
Birth Date:           Complex; President and Director,
November 28, 1957     Heat Wagon, Inc. (manufacturer
2604 William Drive    of construction temporary
Valparaiso, IN        heaters); President and
TRUSTEE               Director, Manufacturers
Began serving: May    Products, Inc. (distributor of
2002                  portable construction heaters);
                      President, Portable Heater
                      Parts, a division of
                      Manufacturers Products, Inc.

                      Other Directorships Held:
                      Director, Walsh & Kelly, Inc.
                      (heavy highway contractor).

                      Previous Position: Vice
                      President, Walsh & Kelly, Inc.


--------------------------------------------------------------------------------
+ Because the Portfolios are new portfolios of the Trust, Trustee compensation has not yet been earned and will be reported following the Trust's next fiscal year.



OFFICERS**
Name                          Principal Occupation(s) and Previous Positions
Birth Date
Address
Positions Held with Trust
                              Senior Vice President and Director, Mutual Fund
Peter J. Germain              Services Division, Federated Services Company.
Birth Date: September 3, 1959 Formerly, Senior Corporate Counsel, Federated
PRESIDENT                     Investors, Inc.

                              Principal Occupations: Executive Vice President and
John W. McGonigle             Secretary of the Federated Fund Complex; Executive Vice
Birth Date: October 26, 1938  President, Secretary and Director, Federated Investors,
SECRETARY                     Inc.

                              Previous Positions: Trustee, Federated Investment
                              Management Company and Federated Investment Counseling;
                              Director, Federated Global Investment Management Corp.,
                              Federated Services Company and Federated Securities
                              Corp.

                              Vice President, Federated Services Company; Treasurer
James E. Ostrowski            and Assistant Treasurer of certain Investment Companies
Birth Date: November 17, 1959 for which Federated Securities Corp. and Edgewood
VICE PRESIDENT                Services, Inc. are the principal distributor.

                              Vice President, Federated Services Company; Treasurer
Judith J. Mackin              and Assistant Treasurer of certain Investment Companies
Birth Date: May 30, 1960      for which Federated Securities Corp. and Edgewood
VICE PRESIDENT                Services, Inc. are the principal distributor.

                              Principal Occupations: Treasurer of the Federated Fund
Richard J. Thomas             Complex; Senior Vice President, Federated
Birth Date: June 17, 1954     Administrative Services.
TREASURER
                              Previous Positions: Vice President, Federated
                              Administrative Services; held various management
                              positions within Funds Financial Services Division of
                              Federated Investors, Inc.
**    Officers do not receive any compensation from the Trust.


--------------------------------------------------------------------------------
Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant Secretary of Federated Investors, Inc. and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an Independent Trustee of the Portfolios, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.



COMMITTEES of the board
                              Committee Functions                          Meetings
                                                                           Held
                                                                           During
                                                                           Last
Board     Committee                                                        Fiscal
Committee Members                                                          Year


Executive John F. Donahue     In between meetings of the full Board,       None
          John E. Murray,     the Executive Committee generally may
          Jr., J.D., S.J.D.   exercise all the powers of the full Board
                              in the management and direction of the
                              business and conduct of the affairs of
                              the Trust in such manner as the Executive
                              Committee shall deem to be in the best
                              interests of the Trust.  However, the
                              Executive Committee cannot elect or
                              remove Board members, increase or
                              decrease the number of Trustees, elect or
                              remove any Officer, declare dividends,
                              issue shares or recommend to shareholders
                              any action requiring shareholder approval.

Audit     Thomas G. Bigley    The Audit Committee reviews and              None
          John T. Conroy,     recommends to the full Board the
          Jr.                 independent auditors to be selected to
          Nicholas P.         audit the Portfolios' financial
          Constantakis        statements; meet with the independent
          Charles F.          auditors periodically to review the
          Mansfield, Jr.      results of the audits and report the
                              results to the full Board; evaluate the
                              independence of the auditors, review
                              legal and regulatory matters that may
                              have a material effect on the financial
                              statements, related compliance policies
                              and programs, and the related reports
                              received from regulators; review the
                              Portfolios' internal audit function;
                              review compliance with the Trust's code
                              of conduct/ethics; review valuation
                              issues; monitor inter-fund lending
                              transactions; review custody services and
                              issues and investigate any matters
                              brought to the Committee's attention that
                              are within the scope of its duties.


Board ownership of shares in the GOLDEN OAK(R)family of FUNDS
--------------------------------------------------------------------------------
Because the Portfolios are not expected to begin operations until the Closing Date, none of the Trust's Trustees currently own nor are expected to own any shares of the Portfolios on or before the Closing Date.
Board Considerations in Approving the Advisory Agreement. As discussed in the section of this SAI entitled "The Adviser," after the first two years, the Board's continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Portfolio and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.

COMPUTATION OF YIELD
From time to time, each Portfolio may advertise yield and/or total return. These figures will be based on historical earnings and are not intended to indicate future performance.

The "yield" of the Portfolios refers to the income generated by an investment in a Portfolio over a seven-day or 30-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that seven-day or 30-day period is assumed to be generated each seven-day or 30-day period over a year and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

The current yield of the Prime Obligation Money Market Portfolio will be calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the Portfolio is determined by computing the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = (Base Period Return + 1) 365/7) - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

The yield of the Portfolio fluctuates, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Portfolio will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the Portfolio invests in, changes in interest rates on money market instruments, changes in the expenses of the Portfolio and other factors.

The  yield of a  non-Money  Market  Portfolio  refers to the  annualized  income generated by an investment in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period generated each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula: Yield = 2([(a-b)/(cd) + 1]6 - 1), where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

The Michigan Tax Free Bond Portfolio may also advertise a "tax-equivalent yield," which is a calculated by determining the rate of return that would have to be achieved on a fully taxable instrument to produce the after-tax equivalent of the Portfolio's yield, assuming certain tax brackets for a shareholder. The tax-equivalent yield of the Portfolio will be calculated by adding (a) the portion of the Portfolio's yield that is non-tax-exempt and (b) the result obtained by dividing the portion of the Portfolio's yield that is tax-exempt by the difference of one minus a stated income tax rate.


The Portfolios may, from time to time, compare their performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds or to unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs.

CALCULATION OF TOTAL RETURN

Total Return Quotation (Before Taxes). The total return of a Portfolio refers to the average annual compounded rate of return of a hypothetical investment for designated time periods (including but not limited to, the period from which that Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial investment of $10,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $10,000 investment made at the beginning of the designated time period.

Total Return Quotation (After-Taxes on Distributions). The total return (after-taxes on distributions) of a Portfolio refers to the average annual compounded rate of return, taking into account the tax impact of Portfolio dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Portfolio commenced operations through the specified date), assuming no liquidation of the investment at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Portfolio's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T)n = ATVD, where P = a hypothetical initial investment of $10,000; T = average annual total return (after-taxes on distributions); n = number of years; and ATVD = value at the end of the one-, five-, or ten-year periods of a hypothetical $10,000 investment made at the beginning of the time period, after taxes on Portfolio distributions, and assuming no liquidation of the investment at the end of the measurement periods. The calculation assumes that all distributions by the Portfolios are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Taxes due on distributions by the Portfolios are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (e.g. state and local taxes) are not factored into the calculation.

Total Return Quotation (After-Taxes on Distributions and Redemption). The total return (after-taxes on distributions and redemption) of a Portfolio refers to the average annual compounded rate of return, taking into account the tax impact of Portfolio dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Portfolio's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T)n = ATVDR, where P = a hypothetical initial investment of $10,000; T = average annual total return (after-taxes on distributions and redemption); n = number of years; and ATVDR = value at the end of the one-, five-, or ten-year periods of a hypothetical $10,000 investment made at the beginning of the time period, after taxes on Portfolio distributions, assuming that the entire investment is redeemed at the end of each measurement period. The calculation assumes that all distributions by the Portfolios are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Taxes due on distributions by the Portfolios are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). Taxes due on redemptions by shareholders are calculated by subtracting the capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (e.g. state and local taxes) are not factored into the calculation.

The calculation of total return assumes reinvestment of all dividends and capital gain distribution on the reinvestment dates during the period and that the entire investment is redeemed at the end of the period. The performance results listed below refer to results for the fiscal year, the five year period, the ten-year period, or the period from each Former Portfolio's inception, if less, ended January 31, 2002.



----------------------------------------------------------------------------------

                                               Average Annual Total Returns
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Former Portfolio (Inception Date)         One-Year  Five-YearTen-Year Since
                                                                      Inception
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Growth Portfolio
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

   Institutional  (2/1/93)                (31.18)%  8.80%       *     9.79%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

   Class A (without load) (6/18/93)       (31.40)%  8.48%       *     10.44%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

   Class A (with load) (6/18/93)          (35.36)%  7.19%       *     9.68%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

   after-taxes on distributions**         (31.53)%  4.37%       *     6.57%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

   after-taxes on distributions and       (18.82)%  6.47%       *     7.38%
redemption**
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Value Portfolio
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

   Institutional (6/23/97)+               (14.33)%   7.14%    10.90%  5.04%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

   Class A (without load) (6/23/97)+      (14.61)%   6.82%    10.56%  4.73%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

   Class A (with load) (6/23/97)+         (19.54)%   5.56%    9.90%   3.39%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

   after-taxes on distributions ++        (15.51)%     *        *     2.33%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

   after-taxes on distributions and       (8.58)%      *        *     3.34%
redemption ++
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Small Cap Value Portfolio
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

   Institutional (9/1/99)                  14.64%      *        *     19.19%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

   Class A (without load) (9/1/99)         14.37%      *        *     18.88%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

   Class A (with load) (9/1/99)             7.83%      *        *     16.00%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

   after-taxes on distributions**          10.42%      *        *     15.96%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

   after-taxes on distributions and        11.74%      *        *     14.56%
redemption**
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

International Equity Portfolio
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

   Institutional (7/10/00)                (24.86)%     *        *     (22.49)%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

   Class A (without load) (7/10/00)       (24.97)%     *        *     (22.69)%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

   Class A (with load) (7/10/00)          (29.29)%     *        *     (25.56)%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

   after-taxes on distributions**         (24.86)%     *        *     (22.60)%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

   after-taxes on distributions and       (15.24)%     *        *     (17.73)%
redemption**
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Intermediate-Term Income Portfolio
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

   Institutional (2/1/93)                 6.88%     6.30%       *     5.72%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

   Class A (without load) (6/18/93)       6.73%     6.04%       *     5.40%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

   Class A (with load) (6/18/93)          1.90%     5.07%       *     4.84%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

   after-taxes on distributions**         4.55%     3.94%       *     3.44%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

   after-taxes on distributions and       4.16%     3.86%       *     3.42%
redemption**
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Michigan Tax Free Bond Portfolio
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

   Institutional (6/23/97)+               5.42%     5.07%    5.26%    5.07%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

   Class A (without load) (6/23/97)**     5.15%     4.87%    5.01%    4.88%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

   Class A (with load) (6/23/97)**        0.40%     3.91%    4.53%    3.84%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

   after-taxes on distributions+          5.32%        *        *     5.03%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

   after-taxes on distributions and       5.13%        *        *     5.03%
redemption+
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Prime Obligation Money Market Portfolio
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

   Institutional  (2/1/93)                3.46%     5.09%       *     4.83%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

   Class A (without load) (1/20/94)       3.20%     4.83%       *     4.81%
----------------------------------------------------------------------------------
---------------------------------------
--------------------------------------------------------------------------------


*           Not in operation during such period.
**    After-tax returns are shown for only the Institutional Shares.  After-tax returns for other classes will vary.
+ The performance information shown prior to the inception date listed represents performance of a similarly managed common trust fund. The common trust fund's performance has been adjusted to reflect the expenses applicable to each class of shares.
++    After-tax returns are shown for only the Institutional Shares.  After-tax returns for other classes will vary. After-tax returns reflect the Former Portfolio's returns after it registered as a mutual fund. It is not possible to calculate after-tax returns for periods before the Former Portfolio's registration as a mutual fund.


PURCHASE AND REDEMPTION OF SHARES
Purchases and redemptions may be made through the Distributor on a day on which the New York Stock Exchange and, for the Prime Obligation Money Market Portfolio, the Federal Reserve is open for business. Shares of the Portfolios are offered on a continuous basis. Currently, the holidays observed by the Trust and the New York Stock Exchange are as follows: New Year's Day,
Presidents' Day, Martin Luther King Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is  currently  the Trust's  policy to pay for the  redemptions  in cash.  The
Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Portfolios in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Portfolios of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of disposal or valuation of a Portfolio's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of a Portfolio for any period during which the New York Stock Exchange, the Adviser, the applicable Sub-Adviser, the Administrator and/or the Custodian are not open for business.

LETTER OF INTENT
Reduced sales charges are also applicable to the aggregate amount of purchases made by any such purchaser previously enumerated within a 13-month period pursuant to a written Letter of Intent provided to the Trust's transfer agent, that does not legally bind the signer to purchase any set number of shares and provides for the holding in escrow by the Transfer Agent of 5% of the amount purchased until such purchase is completed within the 13-month period. A Letter of Intent may be dated to include shares purchased up to 90 days prior to the date the Letter of Intent is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, the Transfer Agent will redeem an appropriate number of the escrowed shares in order to recover the difference between the sales charge on the shares purchased at the reduced rate and the sales charge otherwise applicable to the total shares purchased.

DETERMINATION OF NET ASSET VALUE
General Policy. Each of the Portfolios adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Trusts' Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

Equity Securities. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

Money Market Securities and other Debt Securities. If available, Money Market Securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money Market Securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

Use of Third-Party Independent Pricing Agents. Pursuant to contracts with the Trust's Fund Accountant, prices for most securities held by the Portfolios are provided daily by third-party independent pricing agents that are approved by the Trust's Board of Trustees. The valuations provided by third-party independent pricing agents are reviewed daily by the Fund Accountant.

TAX INFORMATION
Federal Income Tax
Each Portfolio intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.
Each Portfolio will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other Portfolios will be separate from those realized by that Portfolio.

Foreign Investments
If the International Equity Portfolio purchases foreign securities, its investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the International Equity Portfolio would be subject. The effective rate of foreign tax cannot be predicted since the amount of the International Equity Portfolio's assets to be invested within various countries is uncertain. However, the International Equity Portfolio intends to operate so as to qualify for treaty-reduced tax rates when applicable.
Distributions from the International Equity Portfolio may be based on estimates of book income for the year. Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.
If the International Equity Portfolio invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the International Equity Portfolio may be subject to Federal income taxes upon disposition of PFIC investments.
If more than 50% of the value of the International Equity Portfolio's assets at the end of the tax year is represented by stock or securities of foreign corporations, the International Equity Portfolio will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the International Equity Portfolio's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

State Taxes. Under existing Michigan laws, distributions made by the Michigan Tax Free Bond Portfolio will not be subject to Michigan personal income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent: (i) interest from obligations of Michigan or any of its political subdivisions; or (ii) income from obligations of the United States government which are exempted from state income taxation by a law of the United States.
Distributions of the Michigan Tax Free Bond Portfolio are not subject to the Michigan Single Business Tax to the extent that such distributions are derived from interest on obligations of Michigan or its political subdivisions, or obligations of the United States government that are exempt from state taxation by a law of the United States.
Certain municipalities in Michigan also impose an income tax on individuals and corporations. However, to the extent that the dividends from the Michigan Tax Free Bond Portfolio are exempt from federal regular income taxes, such dividends also will be exempt from Michigan municipal income taxes.

PORTFOLIO TRANSACTIONS
Brokerage Transactions
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser and Sub-Advisers look for prompt execution of the order at a favorable price. The Adviser and Sub-Advisers will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser and Sub-Advisers may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser and Sub-Advisers may give consideration to those firms which have sold or are selling Shares of a Portfolio and other Portfolios distributed by the Distributor and its affiliates. The Adviser and Sub-Advisers may also direct certain portfolio trades to a broker that, in turn, pays a portion of a Portfolio's operating expenses. The Adviser and Sub-Advisers make decisions on portfolio transactions and selects brokers and dealers subject to review by the Trust's Board of Trustees.

Investment decisions for the Portfolios are made independently from those of other accounts managed by the Adviser and Sub-Advisers. Except as noted below, when a Portfolio and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among a Portfolio and the account(s) in a manner believed by the Adviser and Sub-Advisers to be equitable. While the coordination and ability to participate in volume transactions may benefit a Portfolio, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by a Portfolio.

For the fiscal years ended January 31, 2000, 2001 and 2002, the Former Portfolios paid the following aggregate brokerage commissions on portfolio transactions:

-------------------------------------------------------------------------------
Former Portfolio        Aggregate Dollar Amount of Brokerage Commissions Paid
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                            2000              2001                2002
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Growth Portfolio                                                $173,123
                           $72,252          $117,501
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Value Portfolio
                          $129,247          $342,217            $261,338
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Small Cap Value
Portfolio                  $47,180          $100,149            $75,461
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
International Equity
Portfolio                     *             $109,279            $190,738
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Intermediate-Term                                                $1,440
Income Portfolio           $4,998            $2,221
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Michigan Tax Free                                                  $0
Bond Portfolio               $0                $0
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Prime Obligation                                                   $0
Money Market Portfolio       $0                $0
-------------------------------------------------------------------------------
---------------------------------------------------
*  Had not commenced operations as of the end of the fiscal year.

Brokerage Selection. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Portfolios' Adviser and Sub-Advisers may select a broker based upon brokerage or research services provided to the Adviser and Sub-Advisers. The Adviser and Sub-Advisers may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section  28(e) of the 1934 Act  permits  the  Adviser  and  Sub-Advisers,  under certain circumstances, to cause each Portfolio to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser and Sub-Advisers may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser and Sub-Advisers believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Portfolio.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the adviser might utilize Portfolio commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser and Sub-Advisers may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser and Sub-Advisers will be in addition to and not in lieu of the services required to be performed by the Portfolios' Adviser and Sub-Advisers under the Advisory and Sub-Advisory
Agreements. Any advisory or other fees paid to the Adviser and Sub-Advisers are not reduced as a result of the receipt of research services.

In some cases the Adviser and Sub-Advisers may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the
Adviser and Sub-Advisers make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser and Sub-Advisers will use their own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser and Sub-Advisers face a potential conflict of interest, but the Adviser and Sub-Advisers believe that their allocation procedures are reasonably designed to ensure that they appropriately allocate the anticipated use of such services to their research and non-research uses.

From time to time, a Portfolio may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser and Sub-Advisers with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the most recently completed fiscal year, the Former Portfolios paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser:

------------------------------------------------------------------------------
Former Portfolio         Total Dollar Amount  Total Dollar Amount of
                         of Brokerage         Transactions Involving
                         Commissions for      Brokerage Commissions for
                         Research Services    Research Services
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Growth Portfolio                                        $25,293,553
                               $30,219
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Value Portfolio                                         $68,275,804
                               $107,582
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Small Cap Value                                         $23,371,004
Portfolio                      $52,303
------------------------------------------------------------------------------
------------------------------------------------------------------------------
International Equity                                    $1,855,238
Portfolio                       $4,127
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Intermediate-Term                                           $0
Income Portfolio                  $0
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Michigan Tax Free Bond                                      $0
Portfolio                         $0
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Prime Obligation Money                                      $0
Market Portfolio                  $0
------------------------------------------------------------------------------

Brokerage with Affiliates. A Portfolio may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Portfolio, the Adviser, the Sub-Advisers or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Portfolio on an exchange if a written contract is in effect between the affiliate and the Portfolio expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Portfolio for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time."

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Portfolio or class, only Shares of that Portfolio or class are entitled to vote.

EXPERTS
The financial statements incorporated by reference into this Statement of Additional Information have been incorporated by reference in reliance on the report of the Former Portfolio's Independent accountants, PricewaterhouseCoopers LLP, given on the authority of said firm as experts in auditing and accounting.

FINANCIAL STATEMENTS
The audited financial statements of the Former Portfolios for the fiscal year ended January 31, 2002, and the Report of Independent Accountants of PricewaterhouseCoopers LLP, dated March 14, 2002 relating to the financial statements, including the financial highlights of the Former Portfolios, are incorporated herein by reference.

                                    APPENDIX

                             DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

Description of Commercial Paper Ratings

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

      -     Leading market positions in well-established industries.

      -     High rates of return on funds employed.

      - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

      - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

      - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch Inc. ("Fitch"). Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch, which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

Description of Municipal Note Ratings

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

      - Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

      - Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1        Strong  capacity  to  pay  principal  and  interest.   Those  issues
            determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

Description of Corporate Bond Ratings

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Moody's

Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Fitch

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Thomson

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis affect the payment of interest and principal on a timely basis.


Addresses
GOLDEN OAK(R) GROWTH PORTFOLIO
GOLDEN OAK(R) VALUE PORTFOLIO
GOLDEN OAK(R) SMALL CAP VALUE PORTFOLIO
GOLDEN OAK(R) INTERNATIONAL EQUITY PORTFOLIO
GOLDEN OAK(R) INTERMEDIATE-TERM INCOME PORTFOLIO
GOLDEN OAK(R) MICHIGAN TAX FREE BOND PORTFOLIO
GOLDEN OAK(R) PRIME OBLIGATION MONEY MARKET PORTFOLIO
Institutional Class
Class A Shares


Golden Oak(R) Family of Funds
c/o Federated Shareholder Services
5800 Corporate Drive
Pittsburgh, PA 15237-7010

DISTRIBUTOR
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-7000

INVESTMENT ADVISER
CB Capital Management, Inc.
328 S. Saginaw Street
Flint, MI 48502

SUB-ADVISERS
Wellington Management Company, LLP
75 State Street
Boston, MA 02109

Systematic Financial Management, L.P.
300 Frank W. Burr Blvd.
Glenpointe East, 7th Floor
Teaneck, NJ 07666.

Nicholas-Applegate Capital Management
600 West Broadway, 29th Floor
San Diego, CA 92101

BlackRock International, Ltd.
40 Torphichen Street
Edinburgh EH3 8JB Scotland, U.K.

CUSTODIAN AND FUND ACCOUNTANT
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

ADMINISTRATOR
Federated Services Company
5800 Corporate Drive
Pittsburgh, PA 15237-7010


SUB-ADMINISTRATOR
CB Capital Management, Inc.
328 S. Saginaw Street
Flint, MI 48502

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company
P.O. Box 8612
Boston, MA 02266-8600


INDEPENDENT PUBLIC ACCOUNTANTS
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072






PART C.    OTHER INFORMATION.

Item 23.    Exhibits



            (a)   (i)   Conformed copy of Agreement and Declaration of Trust of the
                        Registrant; (1)
                  (ii)  Conformed copy of Certificate of Trust of the
                        Registrant; (1)
            (b)         Copy of By-Laws of the Registrant; (1)
            (c)         Not applicable;
            (d)   (i)   Form of Investment Advisory Contract between Registrant and
                        CB Capital Management, Inc.; (1)
                  (ii)  Form of Sub-Advisory Contract among Registrant, CB Capital Management,
                        Inc. and Wellington Management Company, LLP; (1)
                  (iii) Form of Sub-Advisory Contract among Registrant, CB Capital Management,
                        Inc. and Nicholas-Applegate Capital Management; (1)
                  (iv)  Form of Sub-Advisory Contract among Registrant, CB Capital Management,
                        Inc. and Systematic Financial Management, L.P.; (1)
                  (v)   Form of Sub-Advisory Contract among Registrant, CB Management, Inc. and
                        Blackrock International, Ltd.; (1)
            (e)         Form of Distributor's Contract between Registrant and
                        Edgewood Services, Inc.; (1)
            (f)         Not applicable;
            (g)         Form of Custodian Agreement of the Registrant; (1)
            (h)   (i)   Form of Agreement for Administrative Services between
                        Registrant and Federated Services Company; (1)
(ii)  Form of Agreement for Sub-Administrative Services Registrant, Federated
                        Services Company and CB Capital Management, Inc.; (1)
(iii) Form of Agreement for Transfer Agency Services between Registrant and
                        Federated Services Company; (1)
(iv)  Form of Financial Administration and Accounting between Registrant and
                        State Street Bank; (1)
            (i)         Conformed Copy of Opinion and Consent of Counsel as to
                        legality of shares being registered; (1)
            (j)         Conformed copy of Consent of Independent Public Acountants;
                        (1)
            (k)         Not applicable;
            (l)         Not applicable;
            (m)   (i)   Form of Distribution Plan of the Registrant; (1)
                  (ii)  Form of Rule 12b-1 Plan of the Registrant; (1)
            (n)         Conformed copy of 18f-3 Multiple Class Plan of the
                        Registrant; (1)
            (o)         Conformed Copy of Power of Attorney of the Registrant;
                        (1)
            (p)         Form of Code of Ethics of the Registrant. (1)


+  All exhibits have been filed electronically.

1.    Response is incorporated by reference to Registrant's Initial
      Registration Statement filed June 13, 2002. (File Nos. 333-90392 and
      811-21118)


Item 24.    Persons Controlled by or Under Common Control with Registrant:
            --------------------------------------------------------------

            None

Item 25.    Indemnification:
            ----------------

     Indemnification is provided to Officers and Trustees of the Registrant's Agreement and Declaration of Trust, except where such indemnification is not permitted by law. However, the Agreement and Declaration of Trust does not protect the Trustees or Officers from liability based on willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

            Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933
(the "Act").

     Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Agreement and Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Insofar as  indemnification  for liabilities  may be permitted  pursuant to
Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Agreement and Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Agreement and Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.


Item 26.    Business and Other Connections of Investment Adviser:
            -----------------------------------------------------

     For a description of the other business of the Adviser, see the section entitled "Adviser and Sub-Advisers" in Part A and the sections entitled "The Adviser" and "The Sub-Advisers" in Part B.

     The principal executive officers and directors of the Trust's Investment Adviser and Sub-Advisers are set forth in the following table. Unless otherwise noted, the position listed under Other Substantial Business, Profession, Vocation, or Employment is with CB Capital Management, Inc. The business address of each of the Officers of the Trust's Investment Adviser is CB Capital Management, Inc., 328 S. Saginaw Street, Mail Code 002064, Flint, MI 48502.

(1)                          (2)                         (3)

Name and Position        Name of Other Company       Connection with Other
with Adviser                                         Company

Robert J. Vitito
Chairman of the Board,
President, CEO

John W. Ennest
Vice Chairman of the Board,
Director, CFO and Treasurer

Edward P. Abbott              Abbott's Meat, Inc.      President & CEO
Director

Hugo E. Braun, Jr.            Braun Kendrick           Attorney and
Director                      Finkbeiner P.L.C.        Partner

                 Victor E. George Victor George Chairman of the
                        Director Oldsmobile, Inc. Board

Jonathan E. Burroughs, II     JEB Enterprises          President
Director

Joseph P. Day                 Bauner Engineering &     President
Director                      Sales, Inc.

Charles R. Weeks              Citizens Banking         Chairman Director
Corporation                                            (retired)

James L. Wolohan              Wolohan Lumber Co.       Chairman,
Director                                               President & CEO

William C. Shedd              Winegarden, Shedd, Haley Attorney &
Director                      Lindholm & Robertson     Partner

James E. Truesdell, Jr.       The Austin Group         President &
Director                                               Secretary

Kendall B. Williams           The Williams Firm, P.C.  Attorney at Law
Director

(1)                          (2)                         (3)

Name and Position        Name of Other Company       Connection with Other
with Adviser                                         Company

Ada C. Washington                                      Community
Director                                               Volunteer

Gary P. Drainville
Executive Vice President

Wayne G. Schaeffer
Executive Vice President

Thomas W. Gallagher
Senior Vice President, General
Counsel, Secretary

Richard J. Mitsdarfer
Senior Vice President and
General Auditor

Edward H. Newman
Senior Vice President &
Assistant Secretary

Thomas C. Shafer
Executive Vice President

Richard T. Albee
Senior Vice President

James M. VanTiflin
Director

Nicholas J. Cilfone
Executive Vice President

Lawrence O. Erickson          Four-Way Tool & Die        CEO
Director                      Engineering, Inc.

Ronald E. Fenton              BancSecurity Corporation   Retired
Director                                                 President & CEO

William J. Hank               Farnham Investment Group   Chairman of the
Director                                                 Board &

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT, LP

Nicholas-Applegate Capital Management, L.P. ("Nicholas-Applegate"), is a Sub-Adviser for the Registrant's Funds. The principal address of Nicholas-Applegate is 600 West Broadway, 29th Floor, San Diego, CA 92101. Nicholas-Applegate is an investment adviser registered under the Advisers Act.


(1)                          (2)                         (3)

Name and Position        Name of Other Company       Connection with Other
with Adviser                                         Company

Arthur E. Nicholas,                      --                       --
Chairman of the Executive
Committee

Catherine Somhegyi-Nicholas,             --                       --
Chief Investment Officer

Eric S. Sagerman, Head of                --                       --
Global Marketing

John J.P. McDonnell, Chief               --                       --
Operating Officer
Allianz of America,                      --                       --
Managing Partner


SYSTEMATIC FINANCIAL MANAGEMENT, LP

Systematic Financial Management, LP ("Systematic") is a Sub-Adviser for the Registrant's Funds. The principal business address of it is 300 Frank W. Burr Boulevard, Glenpoint East, Teaneck, New Jersey 07666. Systematic is an investment adviser registered under the Adviser Act.

(1)                          (2)                         (3)

Name and Position        Name of Other Company       Connection with Other
with Adviser                                         Company

Gyanendra K. Joshi, Senior               --                       --
Managing Director and
Chief Investment Officer

Daniel K. McCreesh, Managing             --                       --
Director and Senior Portfolio
Manager

Francis T. McGee, Chief                  --                       --
Operating Officer

Kenneth W. Burgess III,                  --                       --
Managing Director and
Portfolio Manager


WELLINGTON MANAGEMENT COMPANY, LLP

Wellington Management Company, LLP ("Wellington") is a Sub-Adviser for the Registrant's Funds. The principal business address of it is 75 State Street, Boston, Massachusetts 02109. Wellington is an investment adviser registered under the Adviser Act.


(1)                          (2)                         (3)

Name and Position        Name of Other Company       Connection with Other
with Adviser                                         Company

Kenneth Lee Abrams, Partner              --                       --

Nicholas Charles Adams,                  --                       --
Partner

Rand Charles Alexander,                  --                       --
Partner

Deborah Louise Allison,       Wellington Trust         Vice President
Partner                       Company, NA

Steven C. Angeli, Partner                --                       --

James Halsey Averill                     --                       --
General Partner

John F. Averill, Partner      Wellington Hedge         Vice President
                              Management, Inc.

Karl E. Bandtel, Partner      Wellington Global        Sr. Vice President
                              Administrator, Ltd.

                              Wellington Global        Sr. Vice President
                              Holdings, Ltd.

                              Wellington Hedge         Sr. Vice President
                              Management, Inc.

Mark James Beckwith, Partner             --                       --

Kevin J. Blake, Partner                  --                       --

William Nicholas Booth,                  --                       --
Partner

Michael J. Boudens, Partner   Wellington Global        Vice President
                              Administrator, Ltd.

                              Wellington Hedge         Vice President
                              Management, Inc.

Paul Braverman, Partner       Wellington Global        Treasurer
                              Administrator, Ltd.

                              Wellington Global        Treasurer
                              Holdings, Ltd.

                              Wellington Hedge         Treasurer
                              Management, Inc.

                              Wellington               Director
                              International Management
                              Company, Pte Ltd.

                              Wellington Management    Treasurer
                              Global Holdings, Ltd.

(1)                          (2)                         (3)

Name and Position        Name of Other Company       Connection with Other
with Adviser                                         Company

                              Wellington Management    Partner & CFO
                              International, LLP

                              Wellington Sales         President and Treasurer
                              Corporation

                              Wellington Trust         Vice President and
                              Company, NA              Treasurer/Cashier

Robert A. Bruno, Partner                 --                       --

Maryann Evelyn Carroll,                  --                       --
Partner

Pamela Dippel, Partner        Wellington Trust         Vice President
                              Company, NA

Robert Lloyd Evans, Partner              --                       --

Lisa de la Fuente Finkel,     Wellington Global        Sr. Vice President &
Partner                       Administrator, Ltd.      Director

                              Wellington Global        Director
                              Holdings, Ltd.

                              Wellington Hedge         Sr. Vice President
                              Management, Inc.

                              Wellington Luxembourg    Supervisory Board
                              S.C.A.

                              Wellington Management    Director
                              Global Holdings, Ltd.

                              Wellington Sales         Sr. Vice President &
                              Corporation              Director

Mark T. Flaherty, Partner     Wellington Trust         Vice President
                              Company, NA

Charles Townsend Freeman,                --                       --
Partner

Laurie Allen Gabriel,         Wellington Global        Sr. Vice President
Partner                       Administrator, Ltd.

                              Wellington Global        Sr. Vice President &
                              Holdings, Ltd.           Director

                              Wellington Trust         Vice President
                              Company, NA

John Herrick Gooch, Partner   Wellington Global        President & Director
                              Administrator, Ltd.


(1)                          (2)                         (3)

Name and Position        Name of Other Company       Connection with Other
with Adviser                                         Company

                              Wellington Global        President & Director
                              Holdings, Ltd.

                              Wellington Hedge         President
                              Management, Inc.

                              Wellington Management    President & Director
                              Global Holdings, Ltd.

                              Wellington Management    Partner
                              International, LLP

                              Wellington Trust         Vice President & Director
                              Company, NA

Nicholas Peter Greville,      Wellington Global        Sr. Vice President
Partner                       Administrator, Ltd.

                              Wellington Global        Sr. Vice President
                              Holdings, Ltd.

                              Wellington               Director
                              International
                              Management Company Ptd
                              Ltd.

                              Wellington Management    Partner
                              International, LLP

Paul J. Hamel, Partner        Wellington Trust         Vice President & Bank
                              Company, NA              Information Systems
                                                       Officer

Lucius Tuttle Hill, III,                 --                       --
Partner

Jean M. Hynes, Partner                   --                       --

Paul David Kaplan, Partner    Wellington Global        Director
                              Administrator, Ltd.

                              Wellington Global        Director
                              Holdings, Ltd.

                              Wellington Management    Director
                              Global Holdings, Ltd.

John Charles Keogh, Partner   Wellington Trust         Vice President
                              Company, NA

George Cabot Lodge, Jr.,      Wellington Global        Sr. Vice President
Partner                       Administrator, Ltd.

                              Wellington Hedge         Sr. Vice President
                              Management, Inc.

(1)                          (2)                         (3)

Name and Position        Name of Other Company       Connection with Other
with Adviser                                         Company

Nancy Therese Lukitsh,        Wellington Global        Sr. Vice President
Partner                       Administrator, Ltd.

                              Wellington Hedge         Sr. Vice President
                              Management, Inc.

                              Wellington Trust         Vice President & Director
                              Company, NA

Mark Thomas Lynch, Partner               --                       --

Christine Smith Manfredi,     Wellington Global        Sr. Vice President
Partner                       Administrator, Ltd.

                              Wellington Global        Sr. Vice President
                              Holdings, Ltd.

                              Wellington Hedge         Sr. Vice President
                              Management, Inc.

                              Wellington Trust         Sr. Vice President
                              Company, NA

Earl Edward McEvoy                       --                       --
General Partner

Duncan Mathieu McFarland,     Wellington Global        Chairman & Director
Managing Partner              Administrator, Ltd.

                              Wellington Global        Chairman & Director
                              Holdings, Ltd.

                              Wellington Hedge         Chairman & Director
                              Management, Inc.

                              Wellington               Director
                              International

                              Management Company Pte.
                              Ltd.

                              Wellington Management    Chairman & Director
                              Global Holdings, Ltd.

                              Wellington Management    Partner
                              International, LLP

                              Wellington Trust         Chairman of the Board
                              Company, NA              Director

Paul Mulford Mecray III,                 --                       --
Partner

Matthew Edward Megargel,                 --                       --
Partner

(1)                          (2)                         (3)

Name and Position        Name of Other Company       Connection with Other
with Adviser                                         Company

James Nelson Mordy, Partner              --                       --

Diane Carol Nordin, Partner   Wellington Global        Sr. Vice President
                              Administrator, Ltd.

Stephen T. O'Brien, Partner              --                       --

Andrew S. Offit, Partner                 --                       --

Edward Paul Owens, Partner               --                       --

Saul Joseph Pannell, Partner             --                       --

Thomas Louis Pappas, Partner             --                       --

Jonathan Martin Payson,       Wellington Global        Director
Partner                       Administrator, Ltd.

                              Wellington Global        Director
                              Holdings, Ltd.

                              Wellington Management    Director
                              Global Holdings, Ltd.

                              Wellington Sales         Sr. Vice President
                              Corporation

                              Wellington Trust         President & Director
                              Company, NA

Philip H. Perelmuter, Partner            --                       --

Robert Douglas Rands, Partner            --                       --

Eugene Edward Record, Jr.,    Wellington Trust         Vice President
Partner                       Company, NA

James Albert Rullo, Partner              --                       --

John Robert Ryan, Managing    Wellington Hedge         Director
Partner                       Management, Inc.

Joseph Harold Schwartz,                  --                       --
Partner

James H. Shakin, Partner                 --                       --

Theodore Shasta, Partner                 --                       --

Binkley Calhoun Shorts,                  --                       --
Partner

Scott E. Simpson, Partner     Wellington Hedge         Director
                              Management, Inc.

Trond Skramstad, Partner                 --                       --

(1)                          (2)                         (3)

Name and Position        Name of Other Company       Connection with Other
with Adviser                                         Company

Catherine Anne Smith, Partner            --                       --

Stephen Albert Soderberg,                --                       --
Partner

Eric Stromquist, Partner      Wellington Hedge         Sr. Vice President
                              Management, Inc.

Brendan James Swords,         Wellington Global        Sr. Vice President
Partner                       Administrator, Ltd.

                              Wellington Hedge         Sr. Vice President
                              Management, Inc.

Harriett Tee Taggart, Partner            --                       --

Perry Marques Traquina,                  --                       --
Partner

Gene Roger Tremblay, Partner             --                       --

Michael Aaron Tyler, Partner             --                       --

Mary Ann Tynan, Partner       Wellington Luxembourg    Supervisory Board
                              S.C.A.

                              Wellington Management    Partner & Compliance
                              International, LLP       Officer

                              Wellington Sales         Sr. Vice President, Clerk
                              Corporation              & Director

                              Wellington Trust         Vice President & Trust
                              Company, NA              Officer

Clare Villari, Partner                   --                       --

Ernst Hans von Metzsch,       Wellington Global        Sr. Vice President
Partner                       Administrator, Ltd.

                              Wellington Global        Sr. Vice President
                              Holdings, Ltd.

                              Wellington Hedge         Sr. Vice President
                              Management, Inc.

James Leland Walters,         Wellington Global        Deputy Chairman &
Partner                       Administrator, Ltd.      Director

                              Wellington Global        Deputy Chairman &
                              Holdings, Ltd.           Director

                              Wellington               Director
                              International
                              Management Company Pte.
                              Ltd.
(1)                          (2)                         (3)

Name and Position        Name of Other Company       Connection with Other
with Adviser                                         Company

                              Wellington Luxembourg    Supervisory Board
                              S.C.A.

                              Wellington Management    Deputy Chairman, Sr. Vice
                              Global Holdings, Inc.    President & Director

                              Wellington Sales         Sr. Vice President,
                              Corporation              Assistant Clerk &
                                                       Director

                              Wellington Trust         Trust Counsel Director
                              Company, NA


BLACKROCK INTERNATIONAL, LTD.

     BlackRock International, Ltd., ("BIL"), is a Sub-Adviser for the Registrant's Golden Oak International Equity Portfolio. The principal address of BIL is 40 Torphichen Street, Edinburgh, Scotland. BIL is an investment adviser registered under the Advisers Act.

(1)                          (2)                         (3)

Name and Position        Name of Other Company       Connection with Other
with Adviser                                         Company

Laurence Douglas Fink         BlackRock, Inc.          Chairman & CEO
Chairman & CEO
                              BlackRock Financial      Chairman & CEO
                              Management, Inc.

                              BlackRock Advisors,      Chief Executive
                              Inc.                     Officer

                              BlackRock Institutional Chief Executive Officer Management Corporation

                              BlackRock Capital        Chief Executive Officer
                              Management, Inc.

                              BlackRock (Japan) Inc.   Chairman & CEO

                              Blackrock Investments,   Chairman & CEO
                              Inc.

Ralph Lewis Schlosstein       BlackRock, Inc.          President & Director
President & Director
                              BlackRock Financial      President & Director
                              Management, Inc.

                              BlackRock Advisors,      President & Director
                              Inc.

                              BlackRock Institutional President & Director Management Corporation

(1)                          (2)                         (3)

Name and Position        Name of Other Company       Connection with Other
with Adviser                                         Company

                              BlackRock Capital        President & Director
                              Management, Inc.

                              BlackRock (Japan) Inc.   President & Director

                              BlackRock Investments,   Director
                              Inc.

Robert Steven Kapito          BlackRock, Inc.          Vice Chairman
Vice Chairman & Director
                              BlackRock Financial      Vice Chairman &
                              Management, Inc.         Director

                              BlackRock Advisors,      Vice Chairman &
                              Inc.                     Director

                              BlackRock Institutional  Vice Chairman &
                              Management Corporation   Director

                              BlackRock Capital        Vice Chairman &
                              Management, Inc.         Director

                              BlackRock (Japan) Inc.   Vice Chairman &
                                                       Director

                              BlackRock Investments,   Director
                              Inc.

Robert Peter Connolly         BlackRock, Inc.          MD, General Counsel &
General Counsel &                                      Secretary
Managing Director ("MD")
                              BlackRock Financial      MD, General Counsel &
                              Management, Inc.         Secretary

                              BlackRock Advisors,      MD, General Counsel &
                              Inc.                     Secretary

                              BlackRock Institutional  MD, General Counsel &
                              Management Corporation   Secretary

                              BlackRock Capital        MD, General Counsel &
                              Management, Inc.         Secretary

                              BlackRock (Japan) Inc.   MD, General Counsel &
                                                       Secretary

                              BlackRock Investments,   General Counsel &
                              Inc.                     Secretary

Paul L. Audet                 BlackRock, Inc.          Chief Financial
                                                       Officer &

                              BlackRock Financial      Chief Financial
                              Management, Inc.         Officer & Managing
                                                       Director

                              BlackRock Advisors,      Director (2/00)
(1)                          (2)                         (3)

Name and Position        Name of Other Company       Connection with Other
with Adviser                                         Company

                              Inc.

                              BlackRock Institutional  Director (2/00)
                              Management Corporation

                              BlackRock Capital        Director (2/00)
                              Management, Inc.

                              BlackRock (Japan) Inc.   Chief Financial
                                                       Officer &
                                                       Managing Director

Henry Gabbay                  BlackRock, Inc.          Managing Director
Managing Director, Portfolio
Compliance

                              BlackRock Financial      Managing Director,
                              Management, Inc.         Portfolio Compliance

                              BlackRock Advisors,      Managing Director,
                              Inc.                     Portfolio Compliance

                              BlackRock Institutional  Managing Director,

                              Management Corporation   Portfolio Compliance

                              BlackRock Capital        Managing Director,
                              Management, Inc.         Portfolio Compliance

                              BlackRock (Japan) Inc    Managing Director,
                                                       Portfolio Compliance

                              BlackRock Investments,   Chief Operating
                              Inc.                     Officer
                                                       (12/99)

Bartholomew Angelo Battista   BlackRock Financial      Director, Regulatory
Director, Regulatory          Management, Inc.         Compliance
Compliance (1/00)

                              BlackRock Advisors,      Director, Regulatory
                              Inc.                     Compliance

                              BlackRock Institutional  Director, Regulatory
                              Management Corporation   Compliance

                              BlackRock Capital        Director, Regulatory
                              Management, Inc.         Compliance

                              BlackRock (Japan) Inc    Director, Regulatory
                                                       Compliance

Item 27.    Principal Underwriters:
            -----------------------

(a) Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant: Excelsior Funds, Excelsior Funds, Inc., Excelsior Institutional Trust, Excelsior Tax-Exempt Funds, Inc., FTI Funds, The Riverfront Funds, Robertsons Stephens Investment Trust, Banknorth Funds and WesMark Funds.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant
------------------            ------------------------       -----------------

Lawrence Caracciolo           Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Arthur L. Cherry              Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

J. Christopher Donahue        Director,                   Executive Vice
5800 Corporate Drive          Edgewood Services, Inc.     President and Trustee
Pittsburgh, PA 15237-7002

Thomas R. Donahue             Director and Executive              --
5800 Corporate Drive          Vice President,
Pittsburgh, PA 15237-7002    Edgewood Services, Inc.

Peter J. Germain              President,                     President
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Charles L. Davis, Jr.         Vice President,
5800 Corporate Drive          Edgewood Services, Inc.             --
Pittsburgh, PA 15237-7002

Christine Johnston            Vice President,                     --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Ernest L. Linane              Vice President,                     --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Maureen O'Hara-McCue          Assistant Vice President            --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley, III            Treasurer,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Timothy S. Johnson            Secretary,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Victor R. Siclari             Assistant Secretary,                --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

            (c)  Not applicable


Item 28.    Location of Accounts and Records:
            ---------------------------------

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                      Federated Investors Tower
                                                1001 Liberty Avenue
                                                Pittsburgh, PA 15222-3779

       (Notices should be sent to the Agent for Service at above address)

                                                5800 Corporate Drive
                                                Pittsburgh, PA 15237-7010

Federated                                       P.O. Box 8612
Services Company                                Boston, MA 02266-8600
("Transfer Agent and
Dividend Disbursing Agent")

Federated Services Company                      Federated Investors Tower
("Administrator")                               1001 Liberty Avenue
                                                Pittsburgh, PA 15222-3779

CB Capital Management, Inc.                     328 S. Saginaw Street
("Sub-Administrator")                           Flint, MI 48502

CB Capital Management, Inc.                     328 S. Saginaw Street
("Adviser")                                     Flint, MI 48502

Wellington Management Company, LLP              75 State Street
("Sub-Adviser")                                 Boston, MA 02109

Nicholas-Applegate Capital Management           600 West Broadway
("Sub-Adviser")                                 San Diego, CA 92101

Systematic Financial Management, L.P.           300 Frank W. Burr Blvd
("Sub-Adviser")                                 Blenpointe East, 7th Floor
                                                Teaneck, NJ 07666

BlackRock International, Ltd.                   40 Torpichen Street
("Sub-Adviser")                                 Edinburgh EH3 8JB Scotland, U.K.

State Street Bank and                           P.O. Box 8600
Trust Company                                   Boston, MA 02266-8600
("Custodian")


Item 29.    Management Services:
            --------------------

            None


Item 30.    Undertakings:
            -------------

     The Registrant hereby undertakes, pursuant to Section 14(a)(3) of the Investment Company Act of 1940, that following the effective date of the registration statement, the Registrant will not make any public offering of its securities until after the date on which the reorganization which is the subject of this registration statement shall have been consummated. SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, GOLDEN OAK(R) FAMILY OF FUNDS, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 8th day of July, 2002.

                          GOLDEN OAK(R) FAMILY OF FUNDS

                  BY: /s/ C. Grant Anderson
                  C. Grant Anderson, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  July 8, 2002

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
    ----                            -----                         ----

By: /s/ C. Grant Anderson         Attorney In Fact          July 8, 2002
    C. Grant Anderson             For the Persons
    ASSISTANT SECRETARY           Listed Below

    NAME                            TITLE

John F. Donahue*                 Chairman and Trustee
                                 (Chief Executive Officer)

Peter J. Germain                 President

J. Christopher Donahue*          Executive Vice President and Trustee

Richard J. Thomas*               Treasurer
                                 (Principal Financial and
                                 Accounting Officer)

Thomas G. Bigley*                Trustee

John T. Conroy, Jr.*             Trustee

Nicholas P. Constantakis*        Trustee

John F. Cunningham*              Trustee

Peter E. Madden*                 Trustee

Charles F. Mansfield, Jr.*       Trustee

John E. Murray, Jr.*             Trustee

Marjorie P. Smuts*               Trustee

John S. Walsh*                   Trustee

*By Power of Attorney